[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE
INSTITUTIONAL FUND

ANNUAL REPORT

OCTOBER 31, 2002

CREDIT SUISSE INSTITUTIONAL FUND, INC.
- LARGE CAP VALUE PORTFOLIO
- SMALL CAP GROWTH PORTFOLIO
- SELECT EQUITY PORTFOLIO
- CAPITAL APPRECIATION PORTFOLIO
- INVESTMENT GRADE FIXED
  INCOME PORTFOLIO

MORE COMPLETE INFORMATION ABOUT THE FUND AND THE PORTFOLIOS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUSES, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING (800) 222-8977 OR BY WRITING TO CREDIT SUISSE INSTITUTIONAL FUND, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE INSTITUTIONAL FUND IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIOS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, Credit Suisse Institutional Fund, Inc. -- Large Cap Value Portfolio (the "Portfolio")(1) had a loss of 9.68%, vs. declines of 10.03% and 15.11%, respectively, for the Russell 1000 Value Index(2) and the S&P 500 Index.(3)

   The period was a very poor one for stocks in general. Markets actually rose over the first part of the period, rebounding from their post-September 11 plunge amid historically low interest rates and signs of economic recovery. However, a confluence of negative developments sent equities spiraling downward into early October 2002. Certain highly visible U.S. corporations were revealed to have accounting problems, in some cases involving outright fraud. Meanwhile, the economic data began to indicate that expectations of recovery had been too optimistic. The looming prospects for a U.S.-led war on Iraq added to the uncertainty. Investors fled risk in all forms, preferring the liquidity and stability of cash-like investments and high-quality bonds. In the end, despite the early rally and the positive finish to the period (stocks rose broadly in October), prominent U.S. equity indexes had significant declines for the 12 months.

   The Portfolio's return reflected the difficult backdrop for equities, though it outperformed its benchmark. Factors that aided the Portfolio's relative return included its underweighting in the struggling technology sector. The Portfolio was also supported by its overweighting in the consumer-discretionary sector, which outperformed most sectors, and by good stock selection within that area. Stocks that hindered the Portfolio's return included its utilities and health-care holdings.

   With respect to general strategy, we continued to hold what we view as a mix of cyclical and relatively economically insensitive companies. We remained fairly well diversified by sector, but with very limited exposure to the technology area, where we saw a lackluster earnings picture.

   The uncertain economy notwithstanding, we were reluctant to pare our exposure to cyclical sectors of the market, in the belief that a more robust, sustainable economic recovery has been delayed, not avoided. We think that the Federal Reserve will continue to apply stimulus tools, providing liquidity while holding interest rates at low levels. Should this prove ineffective, we expect that fiscal strategies -- e.g., tax cuts -- could be increasingly debated and ultimately agreed to.

   For our part, we will continue to focus on companies whose managements in our view can successfully execute their business goals. We believe that companies that do the right things now, amid difficult economic and market conditions, should be rewarded over time, when risk factors recede and investors take note of discrepancies between a company's true worth and its value in the market.

Sincerely yours,

The Credit Suisse Value Team

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. - LARGE CAP VALUE PORTFOLIO(1), THE RUSSELL 1000 VALUE INDEX(2) AND THE S&P 500(3) INDEX FROM INCEPTION
                             (06/30/97). (UNAUDITED)

          CREDIT SUISSE INSTITUTIONAL FUND, INC. -
        LARGE CAP VALUE PORTFOLIO(1) -- $1,244,600   RUSSELL 1000 VALUE INDEX(2) -- $1,196,871    S&P 500 INDEX(3) -- $1,078,601
 6/97                                  $ 1,000,000                                 $ 1,000,000                        $ 1,000,000
 7/97                                  $ 1,079,000                                 $ 1,075,230                        $ 1,079,430
 8/97                                  $ 1,055,995                                 $ 1,036,920                        $ 1,019,608
 9/97                                  $ 1,108,996                                 $ 1,099,591                        $ 1,075,207
10/97                                  $ 1,063,992                                 $ 1,068,868                        $ 1,039,822
11/97                                  $ 1,090,992                                 $ 1,116,123                        $ 1,087,519
12/97                                  $ 1,119,253                                 $ 1,148,703                        $ 1,105,898
 1/98                                  $ 1,127,360                                 $ 1,132,449                        $ 1,118,417
 2/98                                  $ 1,203,324                                 $ 1,208,685                        $ 1,198,786
 3/98                                  $ 1,251,942                                 $ 1,282,608                        $ 1,260,320
 4/98                                  $ 1,264,094                                 $ 1,291,189                        $ 1,273,377
 5/98                                  $ 1,260,039                                 $ 1,272,040                        $ 1,251,233
 6/98                                  $ 1,272,196                                 $ 1,288,348                        $ 1,302,058
 7/98                                  $ 1,238,773                                 $ 1,265,609                        $ 1,288,217
 8/98                                  $ 1,058,476                                 $ 1,077,286                        $ 1,102,250
 9/98                                  $ 1,090,891                                 $ 1,139,122                        $ 1,173,632
10/98                                  $ 1,167,877                                 $ 1,227,404                        $ 1,268,637
11/98                                  $ 1,237,764                                 $ 1,284,601                        $ 1,345,554
12/98                                  $ 1,273,111                                 $ 1,328,278                        $ 1,423,852
 1/99                                  $ 1,283,361                                 $ 1,338,886                        $ 1,482,458
 2/99                                  $ 1,251,603                                 $ 1,319,982                        $ 1,436,413
 3/99                                  $ 1,262,869                                 $ 1,347,305                        $ 1,494,114
 4/99                                  $ 1,411,381                                 $ 1,473,123                        $ 1,551,009
 5/99                                  $ 1,428,794                                 $ 1,456,933                        $ 1,515,150
 6/99                                  $ 1,474,893                                 $ 1,499,242                        $ 1,597,968
 7/99                                  $ 1,422,648                                 $ 1,455,329                        $ 1,549,294
 8/99                                  $ 1,394,989                                 $ 1,401,332                        $ 1,542,074
 9/99                                  $ 1,356,061                                 $ 1,352,362                        $ 1,499,374
10/99                                  $ 1,364,260                                 $ 1,430,197                        $ 1,594,705
11/99                                  $ 1,359,137                                 $ 1,419,002                        $ 1,627,300
12/99                                  $ 1,312,285                                 $ 1,425,849                        $ 1,722,969
 1/00                                  $ 1,250,793                                 $ 1,379,366                        $ 1,636,407
 2/00                                  $ 1,184,072                                 $ 1,276,879                        $ 1,605,463
 3/00                                  $ 1,343,690                                 $ 1,432,672                        $ 1,762,525
 4/00                                  $ 1,347,616                                 $ 1,416,053                        $ 1,709,491
 5/00                                  $ 1,397,328                                 $ 1,430,978                        $ 1,674,412
 6/00                                  $ 1,334,527                                 $ 1,365,596                        $ 1,715,686
 7/00                                  $ 1,330,599                                 $ 1,382,681                        $ 1,688,870
 8/00                                  $ 1,413,020                                 $ 1,459,628                        $ 1,793,749
 9/00                                  $ 1,413,026                                 $ 1,473,056                        $ 1,699,039
10/00                                  $ 1,440,508                                 $ 1,509,293                        $ 1,691,852
11/00                                  $ 1,376,826                                 $ 1,453,298                        $ 1,558,467
12/00                                  $ 1,491,461                                 $ 1,526,109                        $ 1,566,087
 1/01                                  $ 1,507,673                                 $ 1,531,908                        $ 1,621,652
 2/01                                  $ 1,523,885                                 $ 1,489,321                        $ 1,473,790
 3/01                                  $ 1,459,039                                 $ 1,436,748                        $ 1,380,425
 4/01                                  $ 1,523,885                                 $ 1,507,149                        $ 1,487,698
 5/01                                  $ 1,572,520                                 $ 1,541,059                        $ 1,497,666
 6/01                                  $ 1,523,885                                 $ 1,506,848                        $ 1,461,213
 7/01                                  $ 1,507,674                                 $ 1,503,683                        $ 1,446,834
 8/01                                  $ 1,475,251                                 $ 1,443,386                        $ 1,356,263
 9/01                                  $ 1,361,770                                 $ 1,341,771                        $ 1,246,744
10/01                                  $ 1,377,982                                 $ 1,330,232                        $ 1,270,520
11/01                                  $ 1,459,040                                 $ 1,407,519                        $ 1,367,981
12/01                                  $ 1,506,554                                 $ 1,440,666                        $ 1,379,965
 1/02                                  $ 1,473,803                                 $ 1,429,558                        $ 1,359,831
 2/02                                  $ 1,490,169                                 $ 1,431,846                        $ 1,333,614
 3/02                                  $ 1,539,330                                 $ 1,499,572                        $ 1,383,771
 4/02                                  $ 1,490,241                                 $ 1,448,136                        $ 1,299,873
 5/02                                  $ 1,490,241                                 $ 1,455,377                        $ 1,290,293
 6/02                                  $ 1,408,427                                 $ 1,371,839                        $ 1,198,372
 7/02                                  $ 1,310,119                                 $ 1,244,258                        $ 1,104,959
 8/02                                  $ 1,293,742                                 $ 1,253,714                        $ 1,112,219
 9/02                                  $ 1,162,686                                 $ 1,114,301                        $   991,343
10/02                                  $ 1,244,600                                 $ 1,196,871                        $ 1,078,601

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

1 YEAR                       5 YEAR               SINCE INCEPTION
------                       ------               ---------------
(14.62%)                      0.95%                    2.91%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

1 YEAR                       5 YEAR               SINCE INCEPTION
------                       ------               ---------------
(9.68%)                       3.18%                    4.18%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Effective November 15, 2001, in light of the Portfolio's emphasis on value stocks, the Portfolio changed its performance benchmark from the S&P 500 Index to the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is complied by Frank Russell Company. Investors cannot invest directly in an index.
(3) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, Credit Suisse Institutional Fund, Inc. -- Small Cap Growth Portfolio (the "Portfolio")(1) had a loss of 20.79%, vs. a decline of 21.56% for the Russell 2000 Growth Index.(2)

   The period was a poor one for stocks in general. Equity markets began the period on a positive note, rebounding from their post-September 11 plunge on confidence that "worst-case" scenarios would continue to be avoided. A decline in short-term interest rates and stronger-than-expected economic growth supported stocks into the spring of 2002. However, markets ultimately were overwhelmed by ethical and accounting irregularities, combined with heightened geopolitical risks, a fading of economic optimism and a clouded profit outlook. Selling pressure was broad-based, and most sectors of the stock market had significant losses for the 12 months.

   The Portfolio's performance reflected the difficult investment environment in the period, with most of its holdings losing ground amid the broad selloff. However, the Portfolio outperformed its benchmark, aided by relatively good showings from the Portfolio's health-care and consumer-discretionary holdings.

   As we look ahead, our view is that the economy should remain on a growth path, though the recovery might be a sluggish one for a few months at least. The Federal Reserve's aggressive reduction of interest rates over the past year has appeared to be less and less stimulative, and it may take time for other stimulative catalysts (e.g., tax cuts or an increase in corporate investment spending) to support investor confidence.

   Our focus will remain on well-managed companies that we believe can successfully execute their business models. Companies we favor at present include media names, especially radio companies that are picking up market share from newspapers. We believe that advertising revenues will remain supportive heading into 2003.

   Elsewhere of note, we intend to remain overweighted in health care, at least over the near-to-intermediate term. Our holdings continue to include medical-devices and services companies that are delivering good earnings results. Regarding the consumer area, we have some concerns over retailers in general, and have trimmed certain positions. We continue to view technology as a trouble spot, and do not plan to have an aggressive weighting anytime soon. However, we are identifying companies trading at what we consider to be compelling valuations, and will look for opportunities to selectively increase our exposure going forward.

Elizabeth B. Dater                                Sammy Oh
Co-Portfolio Manager                              Co-Portfolio Manager

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

[CHART]

      COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE CREDIT
       SUISSE INSTITUTIONAL FUND, INC. - SMALL CAP GROWTH PORTFOLIO(1) AND THE RUSSELL 2000 GROWTH INDEX(2) FROM INCEPTION (12/29/95). (UNAUDITED)

          CREDIT SUISSE INSTITUTIONAL FUND, INC. -
       SMALL CAP GROWTH PORTFOLIO(1) -- $1,187,700    RUSSELL 2000 GROWTH INDEX(2) -- $873,417
12/95                                  $ 1,000,000                                 $ 1,000,000
 1/96                                  $   985,000                                 $   991,720
 2/96                                  $ 1,036,002                                 $ 1,036,942
 3/96                                  $ 1,128,001                                 $ 1,057,443
 4/96                                  $ 1,249,994                                 $ 1,138,623
 5/96                                  $ 1,324,994                                 $ 1,197,011
 6/96                                  $ 1,281,999                                 $ 1,119,229
 7/96                                  $ 1,162,997                                 $   982,594
 8/96                                  $ 1,246,004                                 $ 1,055,335
 9/96                                  $ 1,330,007                                 $ 1,109,685
10/96                                  $ 1,292,007                                 $ 1,061,813
11/96                                  $ 1,294,001                                 $ 1,091,342
12/96                                  $ 1,331,005                                 $ 1,112,624
 1/97                                  $ 1,368,997                                 $ 1,140,417
 2/97                                  $ 1,283,997                                 $ 1,071,547
 3/97                                  $ 1,178,003                                 $   995,928
 4/97                                  $ 1,158,007                                 $   984,405
 5/97                                  $ 1,315,012                                 $ 1,132,361
 6/97                                  $ 1,373,019                                 $ 1,170,760
 7/97                                  $ 1,437,016                                 $ 1,230,749
 8/97                                  $ 1,480,007                                 $ 1,267,684
 9/97                                  $ 1,652,019                                 $ 1,368,845
10/97                                  $ 1,589,026                                 $ 1,286,632
11/97                                  $ 1,560,034                                 $ 1,255,959
12/97                                  $ 1,551,044                                 $ 1,256,662
 1/98                                  $ 1,522,055                                 $ 1,239,899
 2/98                                  $ 1,650,059                                 $ 1,349,369
 3/98                                  $ 1,740,060                                 $ 1,405,975
 4/98                                  $ 1,720,051                                 $ 1,414,594
 5/98                                  $ 1,585,060                                 $ 1,311,824
 6/98                                  $ 1,603,048                                 $ 1,325,230
 7/98                                  $ 1,436,043                                 $ 1,214,574
 8/98                                  $ 1,133,036                                 $   934,202
 9/98                                  $ 1,228,035                                 $ 1,028,920
10/98                                  $ 1,289,033                                 $ 1,082,589
11/98                                  $ 1,382,044                                 $ 1,166,565
12/98                                  $ 1,489,050                                 $ 1,272,128
 1/99                                  $ 1,553,048                                 $ 1,329,348
 2/99                                  $ 1,400,054                                 $ 1,207,739
 3/99                                  $ 1,466,065                                 $ 1,250,759
 4/99                                  $ 1,464,069                                 $ 1,361,213
 5/99                                  $ 1,473,069                                 $ 1,363,364
 6/99                                  $ 1,619,084                                 $ 1,435,186
 7/99                                  $ 1,622,097                                 $ 1,390,810
 8/99                                  $ 1,612,089                                 $ 1,338,794
 9/99                                  $ 1,661,099                                 $ 1,364,619
10/99                                  $ 1,789,115                                 $ 1,399,567
11/99                                  $ 2,062,127                                 $ 1,547,557
12/99                                  $ 2,558,182                                 $ 1,820,314
 1/00                                  $ 2,491,500                                 $ 1,803,367
 2/00                                  $ 3,363,273                                 $ 2,222,938
 3/00                                  $ 3,002,465                                 $ 1,989,263
 4/00                                  $ 2,557,062                                 $ 1,788,407
 5/00                                  $ 2,322,220                                 $ 1,631,814
 6/00                                  $ 2,676,631                                 $ 1,842,612
 7/00                                  $ 2,431,204                                 $ 1,684,700
 8/00                                  $ 2,757,051                                 $ 1,861,914
 9/00                                  $ 2,543,343                                 $ 1,769,414
10/00                                  $ 2,380,397                                 $ 1,625,791
11/00                                  $ 1,977,297                                 $ 1,330,596
12/00                                  $ 2,156,015                                 $ 1,412,015
 1/01                                  $ 2,130,189                                 $ 1,526,303
 2/01                                  $ 1,811,120                                 $ 1,317,047
 3/01                                  $ 1,563,981                                 $ 1,197,301
 4/01                                  $ 1,814,816                                 $ 1,343,851
 5/01                                  $ 1,796,372                                 $ 1,375,028
 6/01                                  $ 1,812,964                                 $ 1,412,567
 7/01                                  $ 1,715,209                                 $ 1,292,075
 8/01                                  $ 1,610,085                                 $ 1,211,320
 9/01                                  $ 1,324,222                                 $ 1,015,813
10/01                                  $ 1,499,435                                 $ 1,113,534
11/01                                  $ 1,654,355                                 $ 1,206,514
12/01                                  $ 1,790,839                                 $ 1,281,632
 1/02                                  $ 1,728,138                                 $ 1,236,031
 2/02                                  $ 1,571,376                                 $ 1,156,060
 3/02                                  $ 1,709,657                                 $ 1,256,522
 4/02                                  $ 1,667,258                                 $ 1,229,381
 5/02                                  $ 1,558,386                                 $ 1,157,462
 6/02                                  $ 1,410,807                                 $ 1,059,309
 7/02                                  $ 1,180,281                                 $   896,494
 8/02                                  $ 1,163,639                                 $   896,045
 9/02                                  $ 1,112,032                                 $   831,351
10/02                                  $ 1,187,700                                 $   873,417

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

   1 YEAR                         5 YEAR                  SINCE INCEPTION
   ------                         ------                  ---------------
  (16.02%)                        (7.61%)                      1.58%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

   1 YEAR                         5 YEAR                  SINCE INCEPTION
   ------                         ------                  ---------------
  (20.79%)                        (5.66%)                      2.55%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is complied by the Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                               December 2, 2002.

Dear Shareholder:

   Credit Suisse Institutional Fund, Inc. -- Select Equity Portfolio (the "Portfolio")(1) had a loss of 21.30% for the period beginning January 31, 2002 (the Portfolio's inception date) and ending October 31, 2002. By comparison, the S&P 500 Index(2) had a same-period decline of 20.68%.

   The period was a poor one for equities. While the economy showed surprising resilience in the wake of September 11, rallying in 2001's fourth quarter, sentiment deteriorated in 2002. This was largely due to widespread concerns over accounting and corporate-governance issues, lackluster profit growth, and increasingly mixed signals about the economy's prospects heading toward 2003. There were few places to hide, with even many traditionally defensive sectors posting significant losses. Technology and telecommunications stocks were the worst performers, spiraling further downward in the wake of their strong surge in the late 1990s.

   Against this backdrop, the Portfolio lost value and marginally underperformed its benchmark. The Portfolio was hurt by the broad decline in equities and by weakness in certain areas, chiefly the consumer-discretionary sector. On the positive side, the Portfolio was aided by its continued underweighting in the technology and telecommunications sectors. The Portfolio was also helped by good stock selection in the health-care area.

   Looking ahead, we believe that the economy should remain on a growth path, avoiding a "double dip" recession. However, we also believe that the recovery will be a modest one for at least several quarters. Until growth turns more substantial, we expect the general profit, revenue, and capital-expenditure backdrop to remain less than robust as well, potentially restraining equity markets for a while. Ongoing accounting worries could also weigh on stocks, as could heightened geopolitical risk.

   Amid the uncertainty, we will, as always, focus on companies that we deem to have positive or improving return on invested capital, which we see as crucial to fueling longer-term growth and creating shareholder value. In terms of sector allocation, we intend to maintain exposure to companies that we believe will perform better than the broad market in the context of our economic viewpoint. These include specific energy, materials and industrial companies that we think have compelling valuations at present (we were significantly overweighted in energy at the end of the period).

   Elsewhere of note, we continue to see opportunities in a variety of other sectors, such as healthcare. We ended the period with a roughly neutral weighting in the consumer area, broadly defined, but with limited exposure to retail companies. We continue to closely monitor the consumer's sentiment and spending prospects, and will adjust the Portfolio's exposure as we deem appropriate. We expect to remain underweighted in technology, at least until capital expenditures pick up, and will likely continue to avoid telecommunications companies. We maintain a positive outlook on certain financial-services companies (e.g., large insurers), but intend to remain underweighted here based on broad credit-quality concerns.

Sincerely yours,

D. Susan Everly           Sheryl M. Hempel        Margaret D. Miller
Co-Portfolio Manager      Co-Portfolio Manager    Co-Portfolio Manager

Credit Suisse Asset Management, LLC (CSAM)

   THE PORTFOLIO IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY WITH RESPECT TO ITS RESPECTIVE PORTFOLIO SECURITIES THAN A FUND THAT IS MORE BROADLY DIVERSIFIED.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. - SELECT EQUITY PORTFOLIO(1) AND
           THE S&P 500 INDEX(2) FROM INCEPTION (01/31/02). (UNAUDITED)

       CREDIT SUISSE INSTITUTIONAL FUND, INC. -
         SELECT EQUITY PORTFOLIO(1) -- $787,000    S&P 500 INDEX(2) -- $793,187
 1/02                               $ 1,000,000                     $ 1,000,000
 2/02                               $   971,000                     $   980,720
 3/02                               $ 1,004,014                     $ 1,017,605
 4/02                               $   947,990                     $   955,907
 5/02                               $   962,020                     $   948,862
 6/02                               $   885,059                     $   881,265
 7/02                               $   809,032                     $   812,571
 8/02                               $   809,032                     $   817,909
 9/02                               $   720,039                     $   729,019
10/02                               $   787,002                     $   793,187

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

                 CUMULATIVE RETURNS AS OF SEPTEMBER 30, 2002(1)

                                 SINCE INCEPTION
                                    (28.00%)

                  CUMULATIVE RETURNS AS OF OCTOBER 31, 2002(1)

                                 SINCE INCEPTION
                                    (21.30%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   Credit Suisse Institutional Fund, Inc. -- Capital Appreciation Portfolio (the "Portfolio")(1) had a loss of 26.30% for the period beginning January 31, 2002 (the Portfolio's inception date) and ending October 31, 2002. By comparison, the Russell 1000 Growth Index(2) had a same-period decline of 25.20%.

   The period was a poor one for stocks. Equity markets initially rallied, aided by better liquidity conditions and signs of economic recovery. However, a confluence of negative developments sent equities spiraling downward. Despite some encouraging economic data, including a rise in housing starts, commodity prices, and certain leading indicators, markets struggled between April 2002 and October. Investors appeared to be increasingly concerned about lackluster profits, geopolitical tensions and, most importantly for the U.S. market, a decreased confidence in corporate managements and Wall Street analysts.

   The Portfolio was clearly hurt by the broad sell-off in stocks in the period and by weakness in certain of its media, health-care and industrial-type holdings. On the positive side -- relatively speaking -- stocks that aided the Portfolio included its financial-services and technology holdings.

   Looking ahead, a key factor in our opinion will be how smoothly a consumer-driven economic recovery can shift into an investment-driven one. Much depends on a rebound in earnings, which admittedly could take some time to gain traction. But when corporate profits recover more fully, we expect to see systems upgrades and other capital outlays made by the nation's businesses. We will continue to monitor consumer and corporate spending patterns closely.

   In terms of sector focus, one area we favor at present is the media sector, based in part on an upward advertising-revenue trend. That said, these stocks could be quite vulnerable if a war with Iraq proceeds, as ad spending tends to drop off in times of crisis. We think that stock selection will be critical here. Other consumer-related stocks we own include home-supply, beverages and discount-retail companies. We think such businesses should weather any general slowdown in consumer spending fairly well.

   In the health-care area, we like medical-devices companies, which in our view will continue to have more pricing power than pharmaceutical companies. Elsewhere of note, we maintained a roughly neutral position in technology. We believe the group contains a number of high-quality companies that have good long-term earnings potential. But until we see more evidence that business spending is picking up, we do not intend to have an aggressive exposure here. We ended the quarter with a neutral weighting in the financial-services sector; we may begin to trim this position based on credit concerns.

   In these sectors and elsewhere, we will continue to strive to identify reasonably priced companies we deem to have compelling long-term growth prospects. We appreciate your continued investment in the Portfolio.

Susan L. Black                                Jeffrey T. Rose
Co-Portfolio Manager                          Co-Portfolio Manager

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE
 CREDIT SUISSE INSTITUTIONAL FUND, INC. - CAPITAL APPRECIATION PORTFOLIO(1) AND
     THE RUSSELL 1000 GROWTH INDEX(2) FROM INCEPTION (1/31/02). (UNAUDITED)

               CREDIT SUISSE INSTITUTIONAL FUND, INC. -                   RUSSELL 1000
          CAPITAL APPRECIATION PORTFOLIO(1) -- $737,000    GROWTH INDEX(2) -- $747,986
 1/02                                       $ 1,000,000                    $ 1,000,000
 2/02                                       $   950,000                    $   958,500
 3/02                                       $   972,990                    $   991,664
 4/02                                       $   896,999                    $   910,744
 5/02                                       $   877,983                    $   888,704
 6/02                                       $   790,009                    $   806,499
 7/02                                       $   740,002                    $   762,142
 8/02                                       $   743,036                    $   764,428
 9/02                                       $   684,039                    $   685,157
10/02                                       $   737,000                    $   747,986

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

                 CUMULATIVE RETURNS AS OF SEPTEMBER 30, 2002(1)

                                 SINCE INCEPTION
                                    (31.60%)

                  CUMULATIVE RETURNS AS OF OCTOBER 31, 2002(1)

                                 SINCE INCEPTION
                                    (26.30%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3,000 Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   The Credit Suisse Institutional Fund, Inc. -- Investment Grade Fixed Income Portfolio (the "Fund")(1) returned 4.15% between its inception on May 1, 2002 and the end of its fiscal year on October 31, 2002, vs. a same-period gain of 5.91% for the Lehman Brothers U.S. Aggregate Bond Index.(2)

   We attribute the Portfolio's performance to these factors:

   - At a number of points during the period, activity in the broad fixed income market exhibited a classic "flight to quality" pattern in which highest-quality instruments like U.S. Treasury issues and government agency securities thrived, while comparatively risky sectors endured heavy selling. Our holdings in non-Treasury categories like investment-grade corporate bonds dampened the Fund's overall return accordingly.

   - Performance additionally suffered from our security selection in the telecommunications and energy sectors. Our analysis at the time concluded that telecom's historically generous yields offered satisfactory compensation for the fundamental credit risk of the underlying issuers, but the sector nonetheless crumbled under the weight of accounting-based improprieties by companies like WorldCom and Qwest Communications International. [Note: at October 31, the Fund did not own securities of WorldCom or Qwest.] Bonds of a number of energy companies, which experienced problems much like those in telecom, similarly declined.

   On the positive side of the ledger, we added value within our approach to securitized debt. This was most pronounced in mortgage-backed securities (MBS), in which our sector allocation and security selection were particularly effective. We tended to focus our MBS holdings on high-coupon issues that were protected from prepayment, which benefited from their comparatively low availability as interest rates fell. Not only did this enhance the Portfolio's positive convexity, but these characteristics were also especially desirable to MBS buyers in a period of falling market-based interest rates. Our holdings' prices rose accordingly.

   An additional plus from our securitized approach was our position in commercial MBS, which was one of the Lehman benchmark's strongest subcategories in the period.

   It's also worth noting that our holdings in corporate bonds began to meaningfully help overall performance in August, when the flow of negative news subsided and investors started to become less pessimistic than previously about the outlook for corporate credit quality.

Jo Ann Corkran                Leland Crabbe            Suzanne E. Moran
Co-Portfolio Manager          Co-Portfolio Manager     Co-Portfolio Manager

[CHART]

      COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FUND, INC. - INVESTMENT GRADE FIXED INCOME PORTFOLIO(1)
       AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(2) FROM INCEPTION
                             (05/01/02). (UNAUDITED)

               CREDIT SUISSE INSTITUTIONAL FUND -                    LEHMAN BROTHERS U.S.
          INVESTMENT GRADE FIXED(1) -- $1,041,500   AGGREGATE BOND INDEX(2) -- $1,059,050
                4/02              $     1,000,000                         $     1,000,000
                5/02              $       999,600                         $     1,008,500
                6/02              $     1,003,698                         $     1,017,274
                7/02              $     1,009,620                         $     1,029,583
                8/02              $     1,026,380                         $     1,046,983
                9/02              $     1,041,129                         $     1,063,944
               10/02              $     1,041,500                         $     1,059,050

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

                 CUMULATIVE RETURNS AS OF SEPTEMBER 30, 2002(1)

                                 SINCE INCEPTION
                                      4.11%

                  CUMULATIVE RETURNS AS OF OCTOBER 31, 2002(1)

                                 SINCE INCEPTION
                                      4.15%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index The U.S. Aggregate Bond Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors' Service, Standard & Poor's Corporation or Fitch Investors' Service. Investors cannot invest directly in an index.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO SCHEDULE OF INVESTMENTS
October 31, 2002

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------    -----------
COMMON STOCKS (98.8%)
AEROSPACE & DEFENSE (6.8%)
    General Dynamics Corp.                                                     12,000    $   949,560
    United Technologies Corp.                                                  19,900      1,227,233
                                                                                         -----------
                                                                                           2,176,793
                                                                                         -----------

AIR FREIGHT & COURIERS (1.0%)
    United Parcel Service, Inc. Class B                                         5,100        306,051
                                                                                         -----------

BANKS (8.7%)
    Bank of America Corp.                                                      13,000        907,400
    Banknorth Group, Inc.                                                      21,300        493,521
    Charter One Financial, Inc.                                                20,055        607,265
    Wells Fargo & Co.                                                          15,200        767,144
                                                                                         -----------
                                                                                           2,775,330
                                                                                         -----------

BUILDING PRODUCTS (2.4%)
    American Standard Companies, Inc.*                                         11,300        753,710
                                                                                         -----------

CHEMICALS (4.6%)
    Engelhard Corp.                                                            26,100        578,115
    Monsanto Co.                                                                1,569         25,936
    Rohm & Haas Co.                                                            25,900        861,693
                                                                                         -----------
                                                                                           1,465,744
                                                                                         -----------

COMMERCIAL SERVICES & SUPPLIES (6.0%)
    Avery Dennison Corp.                                                       16,300      1,014,512
    Cendant Corp.*                                                             30,700        353,050
    H&R Block, Inc.                                                            12,500        554,750
                                                                                         -----------
                                                                                           1,922,312
                                                                                         -----------

COMPUTERS & PERIPHERALS (1.3%)
    Hewlett-Packard Co.                                                        26,844        424,135
                                                                                         -----------

DIVERSIFIED FINANCIALS (8.8%)
    American Express Co.                                                       21,700        789,229
    Citigroup, Inc.                                                            22,000        812,900
    Freddie Mac                                                                13,100        806,698
    Lehman Brothers Holdings, Inc.                                              7,900        420,833
                                                                                         -----------
                                                                                           2,829,660
                                                                                         -----------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
    ALLTEL Corp.                                                               18,400        914,664
                                                                                         -----------

ELECTRIC UTILITIES (4.0%)
    Progress Energy, Inc.                                                      21,300        888,636
    Public Service Enterprise Group, Inc.                                      13,900        398,235
                                                                                         -----------
                                                                                           1,286,871
                                                                                         -----------

ELECTRICAL EQUIPMENT (1.8%)
    Emerson Electric Co.                                                       12,200        587,796
                                                                                         -----------

                 See Accompanying Notes to Financial Statements.

                                       17

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------    -----------
COMMON STOCKS (CONTINUED)

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
    Agilent Technologies, Inc.*                                                30,800    $   423,500
                                                                                         -----------

ENERGY EQUIPMENT & SERVICES (1.8%)
    Pride International, Inc.*                                                 40,500        562,140
                                                                                         -----------

FOOD & DRUG RETAILING (1.1%)
    CVS Corp.                                                                  13,100        363,263
                                                                                         -----------

FOOD PRODUCTS (1.6%)
    General Mills, Inc.                                                        12,500        516,500
                                                                                         -----------

GAS UTILITIES (1.8%)
    WGL Holdings, Inc.                                                         24,200        559,746
                                                                                         -----------

HEALTHCARE PROVIDERS & SERVICES (1.3%)
    Cardinal Health, Inc.                                                       6,200        429,102
                                                                                         -----------

HOUSEHOLD PRODUCTS (2.1%)
    Kimberly-Clark Corp.                                                       13,300        684,950
                                                                                         -----------

INDUSTRIAL CONGLOMERATES (2.4%)
    3M Co.                                                                      4,000        507,760
    Tyco International, Ltd.                                                   17,800        257,388
                                                                                         -----------
                                                                                             765,148
                                                                                         -----------

INSURANCE (4.1%)
    American International Group, Inc.                                         13,363        835,856
    St. Paul Companies, Inc.                                                   15,000        492,000
                                                                                         -----------
                                                                                           1,327,856
                                                                                         -----------

MACHINERY (3.0%)
    Harsco Corp.                                                                1,200         30,780
    ITT Industries, Inc.                                                        8,800        571,824
    Navistar International Corp.*                                              16,500        369,930
                                                                                         -----------
                                                                                             972,534
                                                                                         -----------

MEDIA (5.9%)
    Comcast Corp. Special Class A*                                             24,000        552,240
    Tribune Co.                                                                17,400        836,070
    Viacom, Inc. Class B*                                                      11,400        508,554
                                                                                         -----------
                                                                                           1,896,864
                                                                                         -----------

METALS & MINING (1.0%)
    Alcoa, Inc.                                                                14,600        322,076
                                                                                         -----------

MULTILINE RETAIL (4.0%)
    Costco Wholesale Corp.*                                                    14,100        478,413
    Federated Department Stores, Inc.*                                         26,600        816,620
                                                                                         -----------
                                                                                           1,295,033
                                                                                         -----------

OIL & GAS (5.9%)
    ChevronTexaco Corp.                                                         4,800        324,624
    ConocoPhillips                                                             15,300        742,050

                 See Accompanying Notes to Financial Statements.

                                       18

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------    -----------
COMMON STOCKS (CONTINUED)
OIL & GAS (CONTINUED)

    Devon Energy Corp.                                                          4,900    $   247,450
    ExxonMobil Corp.                                                           17,300        582,318
                                                                                         -----------
                                                                                           1,896,442
                                                                                         -----------

PHARMACEUTICALS (7.3%)
    Abbott Laboratories                                                        10,300        431,261
    Johnson & Johnson                                                          20,200      1,186,750
    Pfizer Inc.                                                                10,500        333,585
    Pharmacia Corp.                                                             9,200        395,600
                                                                                         -----------
                                                                                           2,347,196
                                                                                         -----------

ROAD & RAIL (2.5%)
    Burlington Northern Santa Fe Corp.                                         31,500        810,495
                                                                                         -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.4%)
    Micron Technology, Inc.*                                                    8,100        129,600
                                                                                         -----------

SPECIALTY RETAIL (2.1%)
    Abercrombie & Fitch Co. Class A*                                           21,500        383,130
    Best Buy Company, Inc.*                                                    12,700        261,747
    Lowe's Companies, Inc.                                                        700         29,211
                                                                                         -----------
                                                                                             674,088
                                                                                         -----------

TOBACCO (0.9%)
    Philip Morris Companies, Inc.                                               7,000        285,250
                                                                                         -----------

TOTAL COMMON STOCKS (Cost $38,202,979)                                                    31,704,849
                                                                                         -----------

TOTAL INVESTMENTS AT VALUE (98.8%) (Cost $38,202,979)                                     31,704,849

OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)                                                 393,965
                                                                                         -----------

NET ASSETS (100.0%)                                                                      $32,098,814
                                                                                         ===========

*  Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS
October 31, 2002

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------    -----------
COMMON STOCKS (91.5%)
AEROSPACE & DEFENSE (0.4%)
    Aeroflex, Inc.*                                                            33,400    $   193,386
                                                                                         -----------

AIR FREIGHT & COURIERS (1.2%)
    J.B. Hunt Transport Services, Inc.*                                        19,900        551,031
                                                                                         -----------

AUTO COMPONENTS (0.8%)
    BorgWarner, Inc.                                                            8,900        400,322
                                                                                         -----------

BANKS (2.1%)
    IndyMac Bancorp, Inc.*                                                     24,500        456,680
    Westamerica Bancorp                                                        12,700        539,496
                                                                                         -----------
                                                                                             996,176
                                                                                         -----------

BIOTECHNOLOGY (3.0%)
    Affymetrix, Inc.*                                                          41,400      1,080,540
    Cubist Pharmaceuticals, Inc.*                                              19,300        124,678
    Lynx Therapeutics, Inc.*                                                   29,600         15,984
    OSI Pharmaceuticals, Inc.*                                                 11,500        199,180
                                                                                         -----------
                                                                                           1,420,382
                                                                                         -----------

CHEMICALS (3.0%)
    Airgas, Inc.*                                                              17,800        271,628
    Albemarle Corp.                                                             8,900        250,268
    Cambrex Corp.                                                              17,300        481,632
    Minerals Technologies, Inc.                                                 9,400        412,754
                                                                                         -----------
                                                                                           1,416,282
                                                                                         -----------

COMMERCIAL SERVICES & SUPPLIES (3.0%)
    Education Management Corp.*                                                21,100        774,370
    Kroll, Inc.*                                                               17,400        338,952
    Moore Corporation Ltd.*                                                    30,700        339,235
                                                                                         -----------
                                                                                           1,452,557
                                                                                         -----------

COMMUNICATIONS EQUIPMENT (2.4%)
    Adaptec, Inc.                                                              64,000        381,440
    InterDigital Communications Corp.*                                         39,900        518,700
    Polycom, Inc.*                                                             26,200        258,070
                                                                                         -----------
                                                                                           1,158,210
                                                                                         -----------

CONTAINERS & PACKAGING (1.2%)
    Crown Cork & Seal Company, Inc.*                                           91,400        584,960
                                                                                         -----------

DIVERSIFIED FINANCIALS (2.5%)
    Affiliated Managers Group, Inc.*                                           11,400        591,888
    Raymond James Financial, Inc.                                              19,500        610,350
                                                                                         -----------
                                                                                           1,202,238
                                                                                         -----------

                 See Accompanying Notes to Financial Statements.

                                       20

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------    -----------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
    APW, Ltd.* @ ^                                                            123,700    $         0
    Fisher Scientific International, Inc.*                                     13,900        397,540
                                                                                         -----------
                                                                                             397,540
                                                                                         -----------

ENERGY EQUIPMENT & SERVICES (1.6%)
    FMC Technologies, Inc.*                                                    23,600        436,600
    Newpark Resources, Inc.*                                                  103,800        334,236
                                                                                         -----------
                                                                                             770,836
                                                                                         -----------

FOOD & DRUG RETAILING (2.8%)
    Duane Reade, Inc.*                                                         22,600        434,824
    Performance Food Group Co.*                                                24,000        892,560
                                                                                         -----------
                                                                                           1,327,384
                                                                                         -----------

FOOD PRODUCTS (1.9%)
    Delta and Pine Land Co.                                                    26,900        515,673
    Hain Celestial Group, Inc.*                                                26,400        378,312
                                                                                         -----------
                                                                                             893,985
                                                                                         -----------

HEALTHCARE EQUIPMENT & SUPPLIES (1.0%)
    SonoSite, Inc.*                                                            22,400        330,602
    Therasense, Inc.*                                                          26,200        156,414
                                                                                         -----------
                                                                                             487,016
                                                                                         -----------

HEALTHCARE PROVIDERS & SERVICES (12.6%)
    AdvancePCS*                                                                24,700        619,970
    Alliance Imaging, Inc.*                                                    29,800        334,356
    Apria Healthcare Group, Inc.*                                              27,900        680,481
    Community Health Care*                                                     33,600        789,600
    Coventry Health Care, Inc.*                                                30,200      1,010,492
    DaVita, Inc.*                                                              17,230        413,003
    Henry Schein, Inc.*                                                        13,700        687,329
    LifePoint Hospitals, Inc.*                                                 27,000        846,450
    Renal Care Group, Inc.*                                                    20,300        642,495
                                                                                         -----------
                                                                                           6,024,176
                                                                                         -----------

HOTELS, RESTAURANTS & LEISURE (1.7%)
    CKE Restaurants, Inc.*                                                     56,900        230,445
    Penn National Gaming, Inc.*                                                27,900        576,972
                                                                                         -----------
                                                                                             807,417
                                                                                         -----------

INSURANCE (2.3%)
    HCC Insurance Holdings, Inc.                                               29,200        716,276
    U.S.I. Holdings Corp.*                                                     37,000        396,640
                                                                                         -----------
                                                                                           1,112,916
                                                                                         -----------

INTERNET & CATALOG RETAIL (1.3%)
    ValueVision Media, Inc. Class A*                                           48,400        639,848
                                                                                         -----------

                 See Accompanying Notes to Financial Statements.

                                       21

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------    -----------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE & SERVICES (2.1%)
    Chordiant Software, Inc.*                                                 143,200    $   204,776
    DoubleClick, Inc.*                                                         65,400        457,800
    MatrixOne, Inc.*                                                           64,600        169,898
    Openwave Systems, Inc.*                                                   155,900        169,931
                                                                                         -----------
                                                                                           1,002,405
                                                                                         -----------

IT CONSULTING & SERVICES (2.2%)
    CACI International, Inc. Class A*                                          25,500      1,043,205
                                                                                         -----------

MEDIA (8.9%)
    Cumulus Media, Inc. Class A*                                               45,800        785,012
    Emmis Communications Corp. Class A*                                        39,300        857,526
    Entercom Communications Corp.*                                             15,400        757,988
    Getty Images, Inc.*                                                        25,900        742,294
    Insight Communications Company, Inc.*                                      42,600        414,924
    Scholastic Corp.*                                                          15,700        693,155
                                                                                         -----------
                                                                                           4,250,899
                                                                                         -----------

OIL & GAS (6.3%)
    Newfield Exploration Co.*                                                  16,000        559,840
    Pogo Producing Co.                                                         20,300        731,815
    Remington Oil & Gas Corp.*                                                 36,200        557,480
    Spinnaker Exploration Co.*                                                 24,900        479,325
    Stone Energy Corp.*                                                        20,500        659,280
                                                                                         -----------
                                                                                           2,987,740
                                                                                         -----------

PHARMACEUTICALS (5.2%)
    K-V Pharmaceutical Co.*                                                    25,800        438,600
    Medicis Pharmaceutical Corp. Class A*                                      21,400        982,260
    Scios, Inc.*                                                               18,800        542,568
    Sepracor, Inc.*                                                            59,000        513,300
                                                                                         -----------
                                                                                           2,476,728
                                                                                         -----------

ROAD & RAIL (0.7%)
    Swift Transportation Company, Inc.*                                        21,600        347,544
                                                                                         -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.2%)
    Brooks-PRI Automation, Inc.*                                               29,280        447,691
    Cirrus Logic, Inc.*                                                        50,200        165,660
    Cymer, Inc.*                                                               21,900        550,128
    Integrated Circuit Systems, Inc.*                                          31,500        643,860
    Semtech Corp.*                                                             34,000        480,420
    Varian Semiconductor Equipment Associates, Inc.*                           27,600        657,432
                                                                                         -----------
                                                                                           2,945,191
                                                                                         -----------

SOFTWARE (8.3%)
    Agile Software Corp.*                                                      50,800        345,948
    Business Objects SA*                                                       15,500        230,950
    Caminus Corp.*                                                             39,700         99,250
    Documentum, Inc.*                                                          52,900        772,869

                 See Accompanying Notes to Financial Statements.

                                       22

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------    -----------
COMMON STOCKS (CONTINUED)
SOFTWARE (CONTINUED)

    Informatica Corp.*                                                         77,100    $   400,920
    Legato Systems, Inc.*                                                      87,800        319,592
    Manugistics Group, Inc.*                                                   97,100        281,590
    NetIQ Corp.*                                                               31,200        440,232
    Precise Software Solutions, Ltd.*                                          24,800        287,680
    QRS Corp.*                                                                 24,099        120,013
    Radiant Systems, Inc.*                                                     60,550        655,151
                                                                                         -----------
                                                                                           3,954,195
                                                                                         -----------

SPECIALTY RETAIL (4.6%)
    Cost Plus, Inc.*                                                           20,300        586,690
    Gymboree Corp.*                                                            26,900        493,884
    Hot Topic, Inc.*                                                           24,400        475,800
    Linens 'n Things, Inc.*                                                    27,800        653,578
                                                                                         -----------
                                                                                           2,209,952
                                                                                         -----------

TEXTILES & APPAREL (0.7%)
    Tommy Hilfiger Corp.*                                                      42,500        320,875
                                                                                         -----------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
    MSC Industrial Direct Company, Inc.*                                       27,200        352,512
                                                                                         -----------

TOTAL COMMON STOCKS (Cost $52,301,735)                                                    43,727,908
                                                                                         -----------

PREFERRED STOCK (0.3%)
INTERNET SOFTWARE & SERVICES (0.3%)
    Planetweb, Inc.* ++                                                       165,400         64,506
    Prescient Systems, Inc.* ++                                                28,379         77,759
                                                                                         -----------

TOTAL PREFERRED STOCK (Cost $2,905,776)                                                      142,265
                                                                                         -----------

WARRANTS (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    APW, Ltd.* @ ^
    (Cost $0)                                                                     183              0
                                                                                         -----------

                                                                              PAR
                                                                             (000)
                                                                          -----------
SHORT-TERM INVESTMENT (9.8%)
    State Street Bank and Trust Co. Euro Time Deposit, 1.750%, 11/01/02
    (Cost $4,672,000)                                                     $     4,672      4,672,000
                                                                                         -----------

TOTAL INVESTMENTS AT VALUE (101.6%) (Cost $59,879,511)                                    48,542,173

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.6%)                                               (764,137)
                                                                                         -----------

NET ASSETS (100.0%)                                                                      $47,778,036
                                                                                         ===========

*    Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Directors.
@    Company filed for bankruptcy on 9/12/02
^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2002

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------    -----------
COMMON STOCKS (95.8%)

AEROSPACE & DEFENSE (1.7%)
    United Technologies Corp.                                                   3,200    $   197,344
                                                                                         -----------

AIRLINES (0.5%)
    AMR Corp.*                                                                 12,200         57,584
                                                                                         -----------

BANKS (1.4%)
    Bank of America Corp.                                                       2,400        167,520
                                                                                         -----------

BEVERAGES (5.7%)
    Coca-Cola Co.                                                               5,183        240,906
    PepsiCo, Inc.                                                               9,711        428,255
                                                                                         -----------
                                                                                             669,161
                                                                                         -----------

CHEMICALS (4.2%)
    Du Pont (E.I.) de Nemours & Co.                                            11,900        490,875
                                                                                         -----------

COMMERCIAL SERVICES & SUPPLIES (5.4%)
    Avery Dennison Corp.                                                        1,700        105,808
    Cendant Corp.*                                                             46,100        530,150
                                                                                         -----------
                                                                                             635,958
                                                                                         -----------

COMMUNICATIONS EQUIPMENT (0.9%)
    Motorola, Inc.                                                             11,725        107,518
                                                                                         -----------

COMPUTERS & PERIPHERALS (1.8%)
    Dell Computer Corp.*                                                        7,300        208,853
                                                                                         -----------

DIVERSIFIED FINANCIALS (5.9%)
    Citigroup, Inc.                                                             6,349        234,596
    Freddie Mac                                                                 3,549        218,547
    Lehman Brothers Holdings, Inc.                                              2,448        130,405
    The Goldman Sachs Group, Inc.                                               1,458        104,393
                                                                                         -----------
                                                                                             687,941
                                                                                         -----------

ELECTRICAL EQUIPMENT (3.5%)
    Emerson Electric Co.                                                        8,448        407,025
                                                                                         -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
    Agilent Technologies, Inc.*                                                 4,622         63,552
                                                                                         -----------

ENERGY EQUIPMENT & SERVICES (2.5%)
    Transocean, Inc.                                                           13,500        296,730
                                                                                         -----------

HEALTHCARE EQUIPMENT & SUPPLIES (7.9%)
    Biomet, Inc.                                                               11,800        347,628
    Medtronic, Inc.                                                            12,800        573,440
                                                                                         -----------
                                                                                             921,068
                                                                                         -----------

HOTELS, RESTAURANTS & LEISURE (2.4%)
    McDonald's Corp.                                                           15,800        286,138
                                                                                         -----------

                 See Accompanying Notes to Financial Statements.

                                       24

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------    -----------
COMMON STOCKS (CONTINUED)

INSURANCE (6.8%)
    AFLAC, Inc.                                                                11,500    $   350,060
    American International Group, Inc.                                          7,106        444,480
                                                                                         -----------
                                                                                             794,540
                                                                                         -----------

MACHINERY (3.6%)
    Illinois Tool Works, Inc.                                                   6,800        417,520
                                                                                         -----------

MEDIA (7.5%)
    AOL Time Warner, Inc.*                                                     15,500        228,625
    Clear Channel Communications, Inc.*                                         7,200        266,760
    Viacom, Inc. Class B*                                                       8,700        388,107
                                                                                         -----------
                                                                                             883,492
                                                                                         -----------

METALS & MINING (2.0%)
    Alcoa, Inc.                                                                10,527        232,226
                                                                                         -----------

OIL & GAS (7.3%)
    Burlington Resources, Inc.                                                  3,700        152,440
    ConocoPhillips                                                              8,204        397,894
    ExxonMobil Corp.                                                            9,100        306,306
                                                                                         -----------
                                                                                             856,640
                                                                                         -----------

PAPER & FOREST PRODUCTS (2.1%)
    International Paper Co.                                                     7,000        244,510
                                                                                         -----------

PERSONAL PRODUCTS (5.8%)
    Estee Lauder Companies, Inc. Class A                                        6,400        186,368
    Gillette Co.                                                               16,650        497,502
                                                                                         -----------
                                                                                             683,870
                                                                                         -----------

PHARMACEUTICALS (4.8%)
    Pfizer Inc.                                                                17,700        562,329
                                                                                         -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.5%)
    Intel Corp.                                                                14,900        257,770
    Novellus Systems, Inc.*                                                     2,313         73,091
    Xilinx, Inc.*                                                               3,900         74,061
                                                                                         -----------
                                                                                             404,922
                                                                                         -----------

SOFTWARE (4.4%)
    Microsoft Corp.*                                                            9,662        516,627
                                                                                         -----------

SPECIALTY RETAIL (3.7%)
    Gap, Inc.                                                                  14,200        167,134
    Staples, Inc.*                                                             17,400        269,700
                                                                                         -----------
                                                                                             436,834
                                                                                         -----------

TOTAL COMMON STOCKS (Cost $11,528,688)                                                    11,230,777
                                                                                         -----------

                 See Accompanying Notes to Financial Statements.

                                       25

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------    -----------
INVESTMENT COMPANIES (2.0%)
DIVERSIFIED FINANCIALS (2.0%)
    SPDR Trust Series 1
    (Cost $231,824)                                                             2,600    $   230,152
                                                                                         -----------

                                                                              PAR
                                                                             (000)
                                                                          -----------
SHORT-TERM INVESTMENT (3.1%)
    State Street Bank and Trust Co. Euro Time Deposit, 1.750%, 11/01/02
    (Cost $368,000)                                                       $       368        368,000
                                                                                         -----------

TOTAL INVESTMENTS AT VALUE (100.9%) (Cost $12,128,512)                                    11,828,929

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.9%)                                               (102,380)
                                                                                         -----------

NET ASSETS (100.0%)                                                                      $11,726,549
                                                                                         ===========

*    Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO SCHEDULE OF INVESTMENTS
October 31, 2002

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------    -----------
COMMON STOCKS (95.4%)
AEROSPACE & DEFENSE (1.7%)
    United Technologies Corp.                                                   2,500    $   154,175
                                                                                         -----------

AIR FREIGHT & COURIERS (2.6%)
    United Parcel Service, Inc. Class B                                         4,000        240,040
                                                                                         -----------

BANKS (4.8%)
    Bank of America Corp.                                                       1,500        104,700
    Charter One Financial, Inc.                                                 3,385        102,498
    Wells Fargo & Co.                                                           4,800        242,256
                                                                                         -----------
                                                                                             449,454
                                                                                         -----------

BEVERAGES (5.1%)
    Anheuser-Busch Companies, Inc.                                              4,300        226,868
    Pepsi Bottling Group, Inc.                                                  2,400         64,680
    PepsiCo, Inc.                                                               4,200        185,220
                                                                                         -----------
                                                                                             476,768
                                                                                         -----------

BIOTECHNOLOGY (5.0%)
    Genentech, Inc.*                                                            3,800        129,542
    Gilead Sciences, Inc.*                                                      2,800         97,272
    IDEC Pharmaceuticals Corp.*                                                 3,700        170,274
    Medimmune, Inc.*                                                            2,800         71,540
                                                                                         -----------
                                                                                             468,628
                                                                                         -----------

COMMUNICATIONS EQUIPMENT (1.3%)
    Cisco Systems, Inc.*                                                       10,800        120,744
                                                                                         -----------

COMPUTERS & PERIPHERALS (1.7%)
    Dell Computer Corp.*                                                        5,400        154,494
                                                                                         -----------

DIVERSIFIED FINANCIALS (3.0%)
    Freddie Mac                                                                 1,600         98,528
    SLM Corp.                                                                   1,800        184,932
                                                                                         -----------
                                                                                             283,460
                                                                                         -----------

ELECTRICAL EQUIPMENT (1.6%)
    Harris Corp.                                                                5,500        145,090
                                                                                         -----------

ENERGY EQUIPMENT & SERVICES (1.0%)
    Transocean, Inc.                                                            1,700         37,366
    Weatherford International, Ltd.*                                            1,300         52,052
                                                                                         -----------
                                                                                              89,418
                                                                                         -----------

HEALTHCARE EQUIPMENT & SUPPLIES (4.9%)
    Biomet, Inc.                                                                6,200        182,652
    Medtronic, Inc.                                                             6,100        273,280
                                                                                         -----------
                                                                                             455,932
                                                                                         -----------

                 See Accompanying Notes to Financial Statements.

                                       27

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------    -----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PROVIDERS & SERVICES (2.2%)
    Anthem, Inc.*                                                               1,300    $    81,900
    HCA, Inc.                                                                   2,900        126,121
                                                                                         -----------
                                                                                             208,021
                                                                                         -----------

HOTELS, RESTAURANTS & LEISURE (1.9%)
    Carnival Corp.                                                              2,800         73,136
    Wendy's International, Inc.                                                 3,300        104,544
                                                                                         -----------
                                                                                             177,680
                                                                                         -----------

INDUSTRIAL CONGLOMERATES (4.0%)
    General Electric Co.                                                        9,400        237,350
    Tyco International, Ltd.                                                    9,000        130,140
                                                                                         -----------
                                                                                             367,490
                                                                                         -----------

INSURANCE (6.1%)
    American International Group, Inc.                                          5,700        356,535
    Berkshire Hathaway, Inc. Class B*                                              85        209,100
                                                                                         -----------
                                                                                             565,635
                                                                                         -----------

MACHINERY (2.5%)
    Danaher Corp.                                                               4,000        231,400
                                                                                         -----------

MEDIA (14.2%)
    AOL Time Warner, Inc.*                                                     11,000        162,250
    Clear Channel Communications, Inc.*                                         5,500        203,775
    Comcast Corp. Special Class A*                                              5,400        124,254
    Fox Entertainment Group, Inc. Class A*                                      5,500        134,255
    Gannett Company, Inc.                                                       1,700        129,081
    Liberty Media Corp. Class A*                                                6,200         51,274
    Omnicom Group, Inc.                                                         2,100        121,023
    Viacom, Inc. Class B*                                                       8,900        397,029
                                                                                         -----------
                                                                                           1,322,941
                                                                                         -----------

MULTILINE RETAIL (3.7%)
    Target Corp.                                                                5,100        153,612
    Wal-Mart Stores, Inc.                                                       3,600        192,780
                                                                                         -----------
                                                                                             346,392
                                                                                         -----------

OIL & GAS (0.7%)
    Devon Energy Corp.                                                          1,300         65,650
                                                                                         -----------

PERSONAL PRODUCTS (2.0%)
    Estee Lauder Companies, Inc. Class A                                        4,500        131,040
    Gillette Co.                                                                1,900         56,772
                                                                                         -----------
                                                                                             187,812
                                                                                         -----------

                 See Accompanying Notes to Financial Statements.

                                       28

                                                                           NUMBER OF
                                                                             SHARES         VALUE
                                                                          -----------    -----------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (9.0%)
    Johnson & Johnson                                                           5,000    $   293,750
    Pfizer Inc.                                                                12,500        397,125
    Wyeth                                                                       4,500        150,750
                                                                                         -----------
                                                                                             841,625
                                                                                         -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.7%)
    Analog Devices, Inc.*                                                       7,200        192,960
    Intel Corp.                                                                14,900        257,770
    Novellus Systems, Inc.*                                                     3,000         94,800
    Teradyne, Inc.*                                                             4,800         58,128
    Texas Instruments, Inc.                                                     7,300        115,778
                                                                                         -----------
                                                                                             719,436
                                                                                         -----------

SOFTWARE (6.7%)
    Intuit, Inc.*                                                               2,600        134,992
    Microsoft Corp.*                                                            8,600        459,842
    SAP AG ADR                                                                  1,600         30,624
                                                                                         -----------
                                                                                             625,458
                                                                                         -----------

SPECIALTY RETAIL (2.0%)
    Home Depot, Inc.                                                            6,500        187,720
                                                                                         -----------

TOTAL COMMON STOCKS (Cost $10,679,562)                                                     8,885,463
                                                                                         -----------

                                                                              PAR
                                                                             (000)
                                                                          -----------
SHORT-TERM INVESTMENT (3.9%)
    State Street Bank and Trust Co. Euro Time Deposit, 1.750%, 11/01/02
    (Cost $364,000)                                                       $       364        364,000
                                                                                         -----------

TOTAL INVESTMENTS AT VALUE (99.3%) (Cost $11,043,562)                                      9,249,463

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)                                                  61,458
                                                                                         -----------

NET ASSETS (100.0%)                                                                      $ 9,310,921
                                                                                         ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
*  Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2002

       PAR                                                               RATINGS+
      (000)                                                           (S&P/MOODY'S)      MATURITY          RATE%        VALUE
    ----------                                                        -------------      --------          -----    ------------
CORPORATE BONDS (29.0%)
AEROSPACE & DEFENSE (0.6%)
    $       70   Lockheed Martin Corp., Notes                          (BBB , Baa2)      12/01/05          7.950    $     80,295
            10   The Boeing Co., Debentures                              (A+ , A2)       08/15/42          7.500          10,356
                                                                                                                    ------------
                                                                                                                          90,651
                                                                                                                    ------------

AIRLINES (0.5%)
           103   Regional Jet Equipment, Rule 144A,
                  Private Placements, Notes++                           (NR , Baa3)      09/05/04          7.771          71,955
                                                                                                                    ------------

AUTOMOBILE MANUFACTURERS (0.4%)
            35   DaimlerChrysler NA Holding Corp.,
                  Company Guaranteed, Global Notes                      (BBB+ , A3)      01/15/12          7.300          37,956
            15   General Motors Corp., Global Bonds                     (BBB , A3)       05/01/28          6.750          11,617
            10   General Motors Corp., Global Notes                     (BBB , A3)       01/15/11          7.200           9,419
                                                                                                                    ------------
                                                                                                                          58,992
                                                                                                                    ------------

AUTOMOBILE PARTS & EQUIPMENT (0.9%)
           150   Delphi Corp., Global Notes                            (BBB , Baa2)      05/01/04          6.125         154,245
                                                                                                                    ------------

BANKS (0.4%)
            50   Bank of America Corp., Series MTN, Senior Notes        (A+ , Aa2)       03/01/04          5.750          52,450
             5   BB&T Corp., Global Subordinated Note                    (A- , A2)       08/01/11          6.500           5,602
                                                                                                                    ------------
                                                                                                                          58,052
                                                                                                                    ------------

DIVERSIFIED FINANCIALS (5.8%)
            95   Boeing Capital Corp., Global Bonds                      (A+ , A3)       01/15/13          5.800          92,606
            10   Burlington Resources Finance Co.,
                  Yankee Company Guaranteed                            (BBB+ , Baa1)     03/01/07          5.700          10,769
            10   Countrywide Home Loans, Inc.,
                  Global Company Guaranteed                              (A , A3)        06/15/04          6.850          10,560
            50   Countrywide Home Loans, Inc.,
                  Global Company Guaranteed                              (A , A3)        02/01/07          5.500          52,043
            35   Countrywide Home Loans, Inc.,
                  Global Company Guaranteed                              (A , A3)        05/15/07          5.625          36,676
            80   Ford Motor Credit Co., Global Bonds                    (BBB+ , A3)      02/01/11          7.375          71,602
            25   Ford Motor Credit Co., Global Notes                    (BBB , A3)       02/01/06          6.875          23,065
           150   Ford Motor Credit Co., Global Notes                    (BBB , A3)       10/28/09          7.375         135,964
            10   General Motors Acceptance Corp., Global Notes          (BBB , A2)       01/15/06          6.750           9,913
           105   Household Finance Corp., Global Notes                   (A- , A2)       01/30/07          5.750          93,477
           125   International Lease Finance Corp., Notes               (AA- , A1)       01/15/03          5.750         125,597
           125   Verizon Global Funding Corp., Global Notes              (A+ , A1)       06/15/12          6.875         133,625
            60   Verizon Global Funding Corp., Global Notes              (A+ , A1)       09/01/12          7.375          66,180
            65   Verizon Global Funding Corp., Global Notes              (A+ , A1)       12/01/30          7.750          69,898
            25   Verizon Global Funding Corp., Global Notes              (A+ , A1)       06/15/32          7.750          26,914
                                                                                                                    ------------
                                                                                                                         958,889
                                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                       30

       PAR                                                               RATINGS+
      (000)                                                           (S&P/MOODY'S)      MATURITY          RATE%        VALUE
    ----------                                                        -------------      --------          -----    ------------
CORPORATE BONDS (CONTINUED)

ELECTRIC (2.0%)
    $       10   Cilcorp, Inc., Bonds                                  (BB+ , Baa2)      10/15/29          9.375    $      8,623
            50   Dominion Resources, Inc., Notes                       (BBB+ , Baa1)     01/31/03          6.000          50,251
            55   Dominion Resources, Inc., Notes                       (BBB+ , Baa1)     06/30/12          6.250          56,104
            40   Energy East Corp., Notes                              (BBB , Baa2)      06/15/12          6.750          42,812
            20   Progress Energy, Inc., Senior Notes                   (BBB , Baa1)      03/01/06          6.750          20,562
           120   Progress Energy, Inc., Senior Notes                   (BBB , Baa1)      03/01/31          7.750         118,289
            35   PSEG Power LLC, Rule 144A,
                  Private Placement, Notes++                           (BBB , Baa1)      06/01/12          6.950          30,511
                                                                                                                    ------------
                                                                                                                         327,152
                                                                                                                    ------------

ELECTRIC/GAS (0.5%)
            50   Cincinnati Gas & Electric Co., Notes                  (BBB , Baa1)      09/15/12          5.700          49,690
            35   Oncor Electric Delivery Co.,
                  Rule 144A, Private Placement,
                  Notes++                                               (BBB , A3)       05/01/12          6.375          35,673
                                                                                                                    ------------
                                                                                                                          85,363
                                                                                                                    ------------

ENVIRONMENTAL CONTROL (0.7%)
            10   Waste Management, Inc., Notes                          (BBB , Ba1)      04/30/04          8.000          10,326
            55   Waste Management, Inc.,
                  Rule 144A, Private Placement, Bonds++                 (BBB , Ba1)      05/15/32          7.750          53,906
            50   Waste Management, Inc., Senior Notes                   (BBB , Ba1)      08/01/10          7.375          52,588
                                                                                                                    ------------
                                                                                                                         116,820
                                                                                                                    ------------

FINANCE (1.3%)
           150   Morgan Stanley, & Co.
                  Global Senior Unsubordinated Notes                    (A+ , Aa3)       01/15/03          7.125         151,519
            65   Washington Mutual, Inc.,
                  Global Senior Notes                                   (BBB+ , A3)      01/15/07          5.625          68,954
                                                                                                                    ------------
                                                                                                                         220,473
                                                                                                                    ------------

FOOD (1.8%)
            15   ConAgra Foods, Inc., Notes                            (BBB+ , Baa1)     09/15/06          6.000          16,348
            35   ConAgra Foods, Inc., Notes                            (BBB+ , Baa1)     09/15/11          6.750          39,566
            25   ConAgra Foods, Inc., Notes                            (BBB+ , Baa1)     09/15/30          8.250          31,735
            35   Safeway, Inc., Senior Debentures                      (BBB , Baa2)      02/01/31          7.250          38,394
            60   Safeway, Inc., Senior Notes                           (BBB , Baa2)      09/15/04          7.250          64,875
            95   Tyson Foods, Inc., Rule 144A,
                  Private Placement, Global Notes++                    (BBB , Baa3)      10/01/04          6.625         100,434
                                                                                                                    ------------
                                                                                                                         291,352
                                                                                                                    ------------

HEALTHCARE FACILITIES/SUPPLIES (0.3%)
            50   Baxter International, Inc., Notes                       (A , A3)        05/01/07          5.250          52,283
                                                                                                                    ------------

HEALTHCARE SERVICES (0.6%)
            95   HCA, Inc., Notes                                      (BBB- , Ba1)      07/01/07          7.000         100,874
                                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                       31

       PAR                                                               RATINGS+
      (000)                                                           (S&P/MOODY'S)      MATURITY          RATE%        VALUE
    ----------                                                        -------------      --------          -----    ------------
CORPORATE BONDS (CONTINUED)

INDUSTRIAL (0.2%)
    $       30   Norsk Hydro A/S, Yankee Debentures                      (A , A2)        06/15/23          7.750    $     35,269
                                                                                                                    ------------

LEISURE (0.3%)
            50   Carnival Corp., Yankee Notes                            (A , A2)        04/15/08          6.150          52,779
                                                                                                                    ------------

LODGING (0.1%)
             5   Hilton Hotels Corp., Notes                            (BBB- , Ba1)      02/15/11          8.250           5,108
            10   Park Place Entertainment Corp., Senior Notes          (BBB- , Ba1)      11/15/06          8.500          10,411
                                                                                                                    ------------
                                                                                                                          15,519
                                                                                                                    ------------

MEDIA (2.1%)
            20   AOL Time Warner, Inc., Global Notes                   (BBB+ , Baa1)     05/01/12          6.875          19,798
            10   Clear Channel Communications, Inc.,
                  Debentures                                           (BBB- , Baa3)     10/15/27          7.250           9,747
            50   Clear Channel Communications, Inc.,
                  Global Senior Notes                                  (BBB- , Baa3)     11/01/06          6.000          51,509
           100   Comcast Cable Communications, Inc., Notes             (BBB , Baa3)      05/01/04          8.125         101,042
            15   Comcast Cable Communications, Inc.,
                  Senior Notes                                         (BBB , Baa3)      01/30/11          6.750          14,340
             5   News America Holdings, Inc.,
                  Company Guaranteed                                   (BBB- , Baa3)     02/01/13          9.250           5,661
            10   News America Holdings, Inc., Debentures               (BBB- , Baa3)     08/10/18          8.250           9,774
            20   News America, Inc., Company Guaranteed                (BBB- , Baa3)     04/30/28          7.300          17,750
            60   News America, Inc., Company Guaranteed                (BBB- , Baa3)     11/30/28          7.625          55,254
            35   Viacom, Inc., Global Company Guaranteed                 (A- , A3)       08/15/12          5.625          36,520
            20   Walt Disney Co., Global Notes                         (BBB+ , Baa1)     03/01/12          6.375          21,447
                                                                                                                    ------------
                                                                                                                         342,842
                                                                                                                    ------------

OIL & GAS (2.8%)
            10   Conoco Funding Co., Global Company Guaranteed           (A- , A3)       10/15/31          7.250          11,396
            25   Conoco, Inc., Global Senior Notes                       (A- , A3)       04/15/04          5.900          26,292
            15   Consolidated Natural Gas Co., Senior Notes             (BBB+ , A3)      04/15/11          6.850          16,163
            30   Devon Energy Corp., Debentures                        (BBB , Baa2)      04/15/32          7.950          34,899
            50   Devon Financing Corp. ULC,
                  Global Company Guaranteed                            (BBB , Baa2)      08/30/11          6.875          55,582
            40   Enterprise Products Partners LP,
                  Company Guaranteed                                   (BBB , Baa2)      02/01/11          7.500          39,667
           100   Petronas Capital Ltd., Rule 144A,
                  Private Placement, Company Guaranteed++              (BBB+ , Baa1)     05/22/22          7.875         103,829
           150   Phillips Petroleum Co., Global Notes                    (A- , A3)       05/25/05          8.500         170,847
            10   Phillips Petroleum Co., Global Notes                    (A- , A3)       05/25/10          8.750          12,345
                                                                                                                    ------------
                                                                                                                         471,020
                                                                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                       32

       PAR                                                               RATINGS+
      (000)                                                           (S&P/MOODY'S)      MATURITY          RATE%        VALUE
    ----------                                                        -------------      --------          -----    ------------
CORPORATE BONDS (CONTINUED)

PIPELINES (0.4%)
    $       40   El Paso Corp., Rule 144A,
                  Private Placement, Notes++                           (BBB , Baa3)      06/15/12          7.875    $     26,847
            30   Tennessee Gas Pipeline Co., Debentures                (BBB+, Baa2)      04/01/17          7.500          27,068
            15   Tennessee Gas Pipeline Co., Debentures                (BBB+, Baa2)      10/15/28          7.000          12,791
                                                                                                                    ------------
                                                                                                                          66,706
                                                                                                                    ------------

REAL ESTATE (0.7%)
            10   EOP Operating LP, Notes                               (BBB+ , Baa1)     01/15/04          6.500          10,348
           100   EOP Operating LP, Senior Notes                        (BBB+ , Baa1)     02/15/05          6.625         105,804
                                                                                                                    ------------
                                                                                                                         116,152
                                                                                                                    ------------

RETAIL-FOOD & DRUG (1.0%)
           150   The Kroger Co., Senior Notes                          (BBB- , Baa3)     03/01/08          6.375         160,762
                                                                                                                    ------------

SAVINGS & LOANS (0.0%)
             5   Bank United Corp., Subordinated Notes                 (BBB , Baa1)      05/01/07          8.875           5,897
                                                                                                                    ------------

TELECOMMUNICATIONS (3.7%)
            30   AT&T Corp., Global Notes                              (BBB+ , Baa2)     03/15/09          6.000          28,695
           125   AT&T Corp., Global Senior Notes                       (BBB+ , Baa2)     11/15/11          7.300         122,739
             5   AT&T Wireless Services, Inc.,
                  Global Senior Notes                                  (BBB , Baa2)      05/01/07          7.500           4,430
            15   AT&T Wireless Services, Inc.,
                  Global Senior Notes                                  (BBB , Baa2)      03/01/31          8.750          12,032
           170   AT&T Wireless Services, Inc., Senior Notes            (BBB , Baa2)      03/01/11          7.875         148,157
            45   Citizens Communications Co.,
                  Global Senior Notes                                  (BBB , Baa2)      08/15/08          7.625          45,288
            20   Citizens Communications Co.,
                  Global Senior Notes                                  (BBB , Baa2)      08/15/31          9.000          19,257
            25   Citizens Communications Co., Notes                    (BBB , Baa2)      05/15/06          8.500          25,273
            45   Citizens Communications Co., Notes                    (BBB , Baa2)      05/15/11          9.250          47,559
           110   Cox Communications, Inc., Notes                       (BBB , Baa2)      08/15/06          7.750         116,792
            10   Cox Communications, Inc., Notes                       (BBB , Baa2)      11/01/10          7.750          10,715
            20   Sprint Capital Corp., Senior,
                  Global Company Guaranteed                            (BBB- , Baa3)     11/15/28          6.875          13,293
            10   Verizon New York, Inc.                                  (A+ , A1)       04/01/12          6.875          10,716
                                                                                                                    ------------
                                                                                                                         604,946
                                                                                                                    ------------

TRANSPORTATION - RAIL & OTHER (0.7%)
           120   Union Pacific Corp., Debentures                       (BBB , Baa3)      12/15/02          9.625         120,947
                                                                                                                    ------------

WIRELESS (1.2%)
            30   ALLTEL Corp., Global Senior Notes                       (A , A2)        07/01/12          7.000          33,849
            45   ALLTEL Corp., Global Senior Notes                       (A , A2)        07/01/32          7.875          51,605
           110   Verizon Wireless, Inc., Rule 144A,
                  Private Placement, Notes++                             (A+ , A2)       12/15/06          5.375         108,726

                 See Accompanying Notes to Financial Statements.

                                       33

       PAR                                                               RATINGS+
      (000)                                                           (S&P/MOODY'S)      MATURITY          RATE%        VALUE
    ----------                                                        -------------      --------          -----    ------------
CORPORATE BONDS (CONTINUED)
WIRELESS (CONTINUED)

    $        6   Voicestream Wireless Corp.,
                  Senior Notes (Callable 11/15/04 @ $105.19)           (A- , Baa2)       11/15/09         10.375    $      6,210
                                                                                                                    ------------
                                                                                                                         200,390
                                                                                                                    ------------
TOTAL CORPORATE BONDS (Cost $4,729,685)                                                                                4,780,330
                                                                                                                    ------------

ASSET BACKED SECURITIES (3.8%)
           250   Capital Auto Receivables Asset                        (AAA , Aaa)       01/17/05          1.840         250,062
            65   CNH Equipment Trust, Series 2002-A, Class A3          (AAA , Aaa)       07/17/06          2.053          65,228
            40   DaimlerChrysler Master Owner Trust,
                  Series 2002-A, Class A                               (AAA , Aaa)       05/15/07          1.863          40,016
            85   Discover Card Master Trust I,
                  Series 1999-5, Class A                               (AAA , Aaa)       12/18/06          1.983          85,166
            35   Fleet Credit Master Trust II,
                  Series 2002-A, Class A                               (AAA , Aaa)       10/15/07          1.853          35,014
            50   Ford Credit Floorplan Master Owner Trust,
                  Series 2001-1, Class A                               (AAA , Aaa)       07/17/06          1.893          50,076
            45   MBNA Master Credit Card Trust,
                  Series 1996-M, Class A                               (AAA , Aaa)       04/15/09          1.880          45,065
            60   MMCA Automobile Trust,
                  Series 2002-2, Class A3                              (AAA , Aaa)       07/17/06          3.670          61,501
                                                                                                                    ------------
TOTAL ASSET BACKED SECURITIES (Cost $630,267)                                                                            632,128
                                                                                                                    ------------

MORTGAGE-BACKED SECURITIES (43.6%)
           145   Bear Stearns Commercial Mortgage Securities, Inc.,
                  Series 2002-TOP6, Class A2                           (AAA , Aaa)       10/15/36          6.460         161,829
            40   Chase Funding Mortgage Loan,
                  Series 2002-2, Class 1A4                             (AAA , Aaa)       08/25/28          4.877          41,066
           480   Fannie Mae, Global Notes                              (AAA , Aaa)       03/15/12          6.125         539,587
           645   Fannie Mae TBA                                        (AAA , Aaa)       11/01/32          6.000         663,137
           470   Fannie Mae TBA                                        (AAA , Aaa)       11/01/32          6.500         493,646
           880   Fannie Mae TBA                                        (AAA , Aaa)       11/01/32          6.500         911,900
         1,020   Fannie Mae TBA                                        (AAA , Aaa)       11/01/32          7.000       1,065,900
           540   Fannie Mae TBA                                        (AAA , Aaa)       11/01/32          7.500         571,219
         1,390   Fannie Mae TBA                                        (AAA , Aaa)       11/01/32          8.000       1,486,438
           288   Fannie Mae, Pool 650077                               (AAA , Aaa)       07/01/32          7.500         304,581
           750   Ginnie Mae TBA                                        (AAA , Aaa)       11/01/17          7.000         787,734
           195   LB-UBS Commerical Mortgage Trust,
                  2002-C2, Mortgage Pass Thru Certificate Class A4     (AAA , Aaa)       06/15/31          5.594         205,957
                                                                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,185,755)                                                                     7,232,994
                                                                                                                    ------------

FOREIGN BONDS (0.3%)
TELECOMMUNICATIONS (0.3%)
            15   British Telecommunications PLC,
                  Global Bonds (United Kingdom)                        (A- , Baa1)       12/15/30          8.875          18,167
            15   British Telecommunications PLC, Global Notes          (A- , Baa1)       12/15/05          7.875          16,752

                 See Accompanying Notes to Financial Statements.

                                       34

       PAR                                                               RATINGS+
      (000)                                                           (S&P/MOODY'S)      MATURITY          RATE%        VALUE
    ----------                                                        -------------      --------          -----    ------------
FOREIGN BONDS (CONTINUED)
TELECOMMUNICATIONS  (CONTINUED)
    $        5   TELUS Corp., Yankee Notes (Canada)                    (BBB , Ba1)       06/01/07          7.500    $      4,150
            10   TELUS Corp., Yankee Notes (Canada)                    (BBB , Ba1)       06/01/11          8.000           7,750
                                                                                                                    ------------
TOTAL FOREIGN BONDS (Cost $48,362)                                                                                        46,819
                                                                                                                    ------------

UNITED STATES TREASURY OBLIGATIONS (33.7%)
UNITED STATES TREASURY BILLS (0.1%)
            25   United States Treasury Bills(1)                       (AAA , Aaa)       02/13/03          1.590          24,900
                                                                                                                    ------------

UNITED STATES TREASURY BONDS (6.2%)
           975   United States Treasury Bonds^^                        (AAA , Aaa)       02/15/31          5.375       1,029,426
                                                                                                                    ------------

UNITED STATES TREASURY NOTES (27.4%)
         3,000   United States Treasury Notes^^                        (AAA , Aaa)       11/30/02          5.625       3,010,548
           151   United States Treasury Notes                          (AAA , Aaa)       01/15/08          3.625         163,675
            25   United States Treasury Notes                          (AAA , Aaa)       02/15/08          5.500          28,142
           150   United States Treasury Notes                          (AAA , Aaa)       01/15/10          4.250         169,775
            10   United States Treasury Notes                          (AAA , Aaa)       02/15/12          4.875          10,786
            80   United States Treasury Notes                          (AAA , Aaa)       07/15/12          3.000          84,550
         1,025   United States Treasury Notes^^                        (AAA , Aaa)       08/15/12          4.375       1,064,399
                                                                                                                    ------------
                                                                                                                       4,531,875
                                                                                                                    ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $5,466,368)                                                             5,586,201
                                                                                                                    ------------

GOVERNMENT AND AGENCY SECURITIES (0.1%)
            20   Malaysia (Cost $22,353)                               (BBB+ , Baa1)     07/15/11          7.500          22,773
                                                                                                                    ------------

SHORT-TERM INVESTMENT (24.1%)
         1,170   Federal Home Loan Bank, Discount Notes                 (AAA , Aaa)      11/01/02          1.500       1,170,000
           830   Federal Home Loan Bank, Discount Notes                 (AAA , Aaa)      11/01/02          1.690         830,000
         1,997   State Street Bank & Trust Co. Euro Time Deposit^^                       11/01/02          1.750       1,997,000
                                                                                                                    ------------
TOTAL SHORT-TERM INVESTMENT (Cost $3,997,000)                                                                          3,997,000
                                                                                                                    ------------
TOTAL INVESTMENTS (134.6%) (Cost $22,079,790)                                                                         22,298,245
LIABILITIES IN EXCESS OF OTHER ASSETS (-34.6%)                                                                        (5,736,585)
                                                                                                                    ------------
NET ASSETS (100.0%)                                                                                                 $ 16,561,660
                                                                                                                    ============

                            INVESTMENT ABBREVIATIONS
                              TBA = To Be Announced

----------
+ Credit ratings given by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, these securities amounted to a value of $531,881 or 3% of net assets.

(1)  Collateral segregated for futures contracts.

^^   Collateral segregated for TBA securities.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2002

                                                             LARGE CAP VALUE
                                                                PORTFOLIO
                                                             ---------------
ASSETS
      Investments at value (Cost $38,202,979, $59,879,511,
       $12,128,512, $11,043,562, and
       $22,079,790, respectively)                            $    31,704,849
      Cash                                                             9,679
      Receivable from investment adviser                                  --
      Receivable for fund shares sold                                     --
      Dividend and interest receivable                                46,481
      Receivable for investments sold                                414,392
      Variation margin receivable                                         --
      Prepaid expenses and other assets                                8,195
                                                             ---------------
         Total Assets                                             32,183,596
                                                             ---------------

LIABILITIES
      Advisory fee payable                                             2,453
      Administrative services fee payable                              6,010
      Payable for fund shares redeemed                                68,467
      Payable for investments purchased                                   --
      Other accrued expenses payable                                   7,852
                                                             ---------------
         Total Liabilities                                            84,782
                                                             ---------------

NET ASSETS
      Capital stock, $0.001 par value                                 42,304
      Paid-in capital                                             40,674,010
      Undistributed net investment income                            213,130
      Accumulated net realized gain (loss) on investments
       and futures transactions                                   (2,332,500)
      Net unrealized appreciation (depreciation) from
       investments and future translations:                       (6,498,130)
                                                             ---------------
         Net Assets                                          $    32,098,814
                                                             ===============
      Shares outstanding                                          42,304,436
                                                             ---------------
      Net asset value, offering price and redemption price
       per share                                             $          0.76
                                                             ===============

                 See Accompanying Notes to Financial Statements.

                                       36

                                                                                                   CAPITAL        INVESTMENT
                                                             SMALL CAP GROWTH   SELECT EQUITY   APPRECIATION     GRADE FIXED
                                                                PORTFOLIO         PORTFOLIO       PORTFOLIO    INCOME PORTFOLIO
                                                             ----------------   -------------   ------------   ----------------
ASSETS
      Investments at value (Cost $38,202,979, $59,879,511,
       $12,128,512, $11,043,562, and
       $22,079,790, respectively)                            $     48,542,173   $  11,828,929   $  9,249,463   $     22,298,245
      Cash                                                                509             328            190                 51
      Receivable from investment adviser                                   --           5,828             --             11,319
      Receivable for fund shares sold                                  36,708             867          1,612                 --
      Dividend and interest receivable                                 12,485           7,275            850            201,381
      Receivable for investments sold                                 220,115         176,084         62,281             98,183
      Variation margin receivable                                          --              --             --                963
      Prepaid expenses and other assets                                11,543           5,221         13,501             10,775
                                                             ----------------   -------------   ------------   ----------------
         Total Assets                                              48,823,533      12,024,532      9,327,897         22,620,917
                                                             ----------------   -------------   ------------   ----------------

LIABILITIES
      Advisory fee payable                                             41,865              --            596                 --
      Administrative services fee payable                               8,416           1,569          1,897              4,387
      Payable for fund shares redeemed                                  4,521              --            152                 --
      Payable for investments purchased                               968,383         283,836             --          6,041,245
      Other accrued expenses payable                                   22,312          12,578         14,331             13,625
                                                             ----------------   -------------   ------------   ----------------
         Total Liabilities                                          1,045,497         297,983         16,976          6,059,257
                                                             ----------------   -------------   ------------   ----------------

NET ASSETS
      Capital stock, $0.001 par value                                   7,417           1,489          1,263              1,617
      Paid-in capital                                             110,311,083      12,635,995     12,684,684         16,126,835
      Undistributed net investment income                                  --          19,137             --                 --
      Accumulated net realized gain (loss) on investments
       and futures transactions                                   (51,203,126)       (630,489)    (1,580,927)           198,996
      Net unrealized appreciation (depreciation) from
       investments and future translations:                       (11,337,338)       (299,583)    (1,794,099)           234,212
                                                             ----------------   -------------   ------------   ----------------
         Net Assets                                          $     47,778,036   $  11,726,549   $  9,310,921   $     16,561,660
                                                             ================   =============   ============   ================
      Shares outstanding                                            7,416,790       1,489,448      1,262,630          1,617,433
                                                             ----------------   -------------   ------------   ----------------
      Net asset value, offering price and redemption price
       per share                                             $           6.44   $        7.87   $       7.37   $          10.24
                                                             ================   =============   ============   ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2002

                                                             LARGE CAP VALUE
                                                                PORTFOLIO
                                                             ---------------
INVESTMENT INCOME
      Dividends                                              $       392,627
      Interest                                                        18,313
      Foreign taxes withheld                                              --
                                                             ---------------
         Total investment income                                     410,940
                                                             ---------------

EXPENSES
      Investment advisory fees                                       192,142
      Administrative services fees                                    47,211
      Registration fees                                               23,131
      Printing fees                                                   23,748
      Transfer agent fees                                              4,865
      Legal fees                                                      41,019
      Custodian fees                                                   4,029
      Audit fees                                                       7,775
      Directors fees                                                   2,794
      Insurance expense                                                3,090
      Interest expense                                                 1,047
      Miscellaneous expense                                            3,916
                                                             ---------------
         Total expenses                                              354,767
      Less: fees waived and expenses reimbursed                     (162,625)
                                                             ---------------
         Net expenses                                                192,142
                                                             ---------------
           Net investment income (loss)                              218,798
                                                             ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
      Net realized gain (loss) from investments                   (2,320,985)
      Net realized gain on futures contracts                              --
      Net change in unrealized appreciation (depreciation)
       from investments                                           (6,690,935)
      Net change in unrealized appreciation (depreciation)
       from futures transactions                                          --
                                                             ---------------
      Net realized and unrealized gain (loss) from
       investments and future transactions                        (9,011,920)
                                                             ---------------
      Net increase (decrease) in net assets resulting from
       operations                                            $    (8,793,122)
                                                             ===============

                 See Accompanying Notes to Financial Statements.

                                       38

                                                                                                  CAPITAL          INVESTMENT
                                                             SMALL CAP GROWTH   SELECT EQUITY   APPRECIATION       GRADE FIXED
                                                                PORTFOLIO        PORTFOLIO(1)   PORTFOLIO(1)   INCOME PORTFOLIO(2)
                                                             ----------------   -------------   ------------   -------------------
INVESTMENT INCOME
      Dividends                                              $         45,310   $      41,194   $     43,896   $                --
      Interest                                                         77,024           3,331          7,153               244,104
      Foreign taxes withheld                                               --              --           (149)                 (522)
                                                             ----------------   -------------   ------------   -------------------
         Total investment income                                      122,334          44,525         50,900               243,582
                                                             ----------------   -------------   ------------   -------------------

EXPENSES
      Investment advisory fees                                        736,541          16,925         37,303                19,813
      Administrative services fees                                    146,260           7,498         14,333                17,175
      Registration fees                                                23,730           3,529          3,975                 6,223
      Printing fees                                                    30,828          13,255         13,257                15,860
      Transfer agent fees                                               9,016             976          1,516                 1,181
      Legal fees                                                       45,754          15,420         15,641                11,397
      Custodian fees                                                   27,063           7,511          6,276                 9,699
      Audit fees                                                       12,075          15,000         15,000                12,500
      Directors fees                                                    2,977           2,762          2,774                   988
      Insurance expense                                                 8,465              10             24                    36
      Interest expense                                                  2,566             103          1,336                   119
      Miscellaneous expense                                             4,022           1,523          1,616                 1,423
                                                             ----------------   -------------   ------------   -------------------
         Total expenses                                             1,049,297          84,512        113,051                96,414
      Less: fees waived and expenses reimbursed                      (239,101)        (59,125)       (57,097)              (69,997)
                                                             ----------------   -------------   ------------   -------------------
         Net expenses                                                 810,196          25,387         55,954                26,417
                                                             ----------------   -------------   ------------   -------------------
           Net investment income (loss)                              (687,862)         19,138         (5,054)              217,165
                                                             ----------------   -------------   ------------   -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
      Net realized gain (loss) from investments                   (12,823,636)       (630,489)    (1,580,927)              187,259
      Net realized gain on futures contracts                               --              --             --                12,258
      Net change in unrealized appreciation (depreciation)
       from investments                                             7,910,400        (299,583)    (1,794,099)              218,455
      Net change in unrealized appreciation (depreciation)
       from futures transactions                                           --              --             --                15,757
                                                             ----------------   -------------   ------------   -------------------
      Net realized and unrealized gain (loss) from
       investments and future transactions                         (4,913,236)       (930,072)    (3,375,026)              433,729
                                                             ----------------   -------------   ------------   -------------------
      Net increase (decrease) in net assets resulting from
       operations                                            $     (5,601,098)  $    (910,934)  $ (3,380,080)  $           650,894
                                                             ================   =============   ============   ===================

----------
(1)  For the period January 31, 2002 (inception date) through October 31, 2002
(2)  For the period May 1, 2002 (inception date) through October 31, 2002

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          LARGE CAP
                                                                       VALUE PORTFOLIO
                                                             -----------------------------------
                                                               FOR THE YEAR       FOR THE YEAR
                                                                  ENDED              ENDED
                                                             OCTOBER 31, 2002   OCTOBER 31, 2001
                                                             ----------------   ----------------
FROM OPERATIONS
  Net investment income (loss)                               $        218,798   $         36,383
  Net realized gain (loss) from investments and futures
     transactions                                                  (2,320,985)              (790)
  Net change in unrealized appreciation (depreciation)
     from investments and futures transactions                     (6,690,935)          (193,528)
                                                             ----------------   ----------------
     Net increase (decrease) in net assets resulting from
      operations                                                   (8,793,122)          (157,935)
                                                             ----------------   ----------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                (32,547)           (97,752)
  Distributions from net realized gains                                    --         (2,689,717)
                                                             ----------------   ----------------
     Net decrease in net assets resulting from dividends
      and distributions                                               (32,547)        (2,787,469)
                                                             ----------------   ----------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                     46,426,583          1,170,947
  Reinvestment of dividends and distributions                          32,547          2,787,445
  Net asset value of shares redeemed                               (8,539,237)        (1,120,548)
                                                             ----------------   ----------------
     Net increase (decrease) in net assets from capital
      share transactions                                           37,919,893          2,837,844
                                                             ----------------   ----------------
  Net increase (decrease) in net assets                            29,094,224           (107,560)

NET ASSETS
  Beginning of year                                                 3,004,590          3,112,150
                                                             ----------------   ----------------
  End of year                                                $     32,098,814   $      3,004,590
                                                             ================   ================
     UNDISTRIBUTED NET INVESTMENT INCOME                     $        213,130   $         26,585
                                                             ================   ================

                 See Accompanying Notes to Financial Statements.

                                       40

                                                                          SMALL CAP                   SELECT EQUITY
                                                                       GROWTH PORTFOLIO                 PORTFOLIO
                                                             -----------------------------------   -------------------
                                                               FOR THE YEAR       FOR THE YEAR          FOR THE
                                                                  ENDED              ENDED               PERIOD
                                                             OCTOBER 31, 2002   OCTOBER 31, 2001   OCTOBER 31, 2002(1)
                                                             ----------------   ----------------   -------------------
FROM OPERATIONS
  Net investment income (loss)                               $       (687,862)  $     (1,227,383)  $            19,138
  Net realized gain (loss) from investments and futures
     transactions                                                 (12,823,636)       (38,195,891)             (630,489)
  Net change in unrealized appreciation (depreciation)
     from investments and futures transactions                      7,910,400        (48,512,181)             (299,583)
                                                             ----------------   ----------------   -------------------
     Net increase (decrease) in net assets resulting from
      operations                                                   (5,601,098)       (87,935,455)             (910,934)
                                                             ----------------   ----------------   -------------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                     --                 --                    --
  Distributions from net realized gains                                    --       (108,818,088)                   --
                                                             ----------------   ----------------   -------------------
     Net decrease in net assets resulting from dividends and
      distributions                                                        --       (108,818,088)                   --
                                                             ----------------   ----------------   -------------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                     13,121,626         19,087,563            13,778,575
  Reinvestment of dividends and distributions                              --        102,113,484                    --
  Net asset value of shares redeemed                              (79,580,255)       (78,618,646)           (1,141,092)
                                                             ----------------   ----------------   -------------------
     Net increase (decrease) in net assets from capital
      share transactions                                          (66,458,629)        42,582,401            12,637,483
                                                             ----------------   ----------------   -------------------
  Net increase (decrease) in net assets                           (72,059,727)      (154,171,142)           11,726,549

NET ASSETS
  Beginning of year                                               119,837,763        274,008,905                    --
                                                             ----------------   ----------------   -------------------
  End of year                                                $     47,778,036   $    119,837,763   $        11,726,549
                                                             ================   ================   ===================
     UNDISTRIBUTED NET INVESTMENT INCOME                     $             --   $             --   $            19,137
                                                             ================   ================   ===================

                                                                                        INVESTMENT
                                                             CAPITAL APPRECIATION       GRADE FIXED
                                                                  PORTFOLIO          INCOME PORTFOLIO
                                                             --------------------   -------------------
                                                                   FOR THE                FOR THE
                                                                   PERIOD                 PERIOD
                                                              OCTOBER 31, 2002(1)   OCTOBER 31, 2002(2)
                                                             --------------------   -------------------
FROM OPERATIONS
  Net investment income (loss)                               $             (5,054)  $           217,165
  Net realized gain (loss) from investments and futures
     transactions                                                      (1,580,927)              199,517
  Net change in unrealized appreciation (depreciation)
     from investments and futures transactions                         (1,794,099)              234,212
                                                             --------------------   -------------------
     Net increase (decrease) in net assets resulting from
      operations                                                       (3,380,080)              650,894
                                                             --------------------   -------------------

FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                         --              (217,685)
  Distributions from net realized gains                                        --                    --
                                                             --------------------   -------------------
     Net decrease in net assets resulting from dividends and
      distributions                                                           --              (217,685)
                                                             --------------------   -------------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                         17,428,603            16,255,673
  Reinvestment of dividends and distributions                                  --               217,685
  Net asset value of shares redeemed                                   (4,737,602)             (344,907)
                                                             --------------------   -------------------
     Net increase (decrease) in net assets from capital
      share transactions                                               12,691,001            16,128,451
                                                             --------------------   -------------------
  Net increase (decrease) in net assets                                 9,310,921            16,561,660

NET ASSETS
  Beginning of year                                                            --                    --
                                                             --------------------   -------------------
  End of year                                                $          9,310,921   $        16,561,660
                                                             ====================   ===================
     UNDISTRIBUTED NET INVESTMENT INCOME                     $                 --   $                --
                                                             ====================   ===================

----------
(1) For the period January 31, 2002 (inception date) through October 31, 2002
(2) For the period May 1, 2002 (inception date) through October 31, 2002

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- LARGE CAP VALUE PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                 FOR THE YEAR ENDED OCTOBER 31,
                                                    --------------------------------------------------------
                                                       2002      2001        2000        1999         1998
                                                    --------   -------     -------     --------     --------
PER SHARE DATA
  Net asset value, beginning of period              $   0.85   $ 11.01     $ 13.32     $  11.53     $  10.64
                                                    --------   -------     -------     --------     --------

INVESTMENT OPERATIONS
  Net investment income                                 0.01      0.01(1)     0.24         0.16         0.16
  Net gain (loss) on investments
    (both realized and unrealized)                     (0.09)    (0.28)       0.31         1.76         0.86
                                                    --------   -------     -------     --------     --------
      Total from investment operations                 (0.08)    (0.27)       0.55         1.92         1.02
                                                    --------   -------     -------     --------     --------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                 (0.01)    (0.03)      (0.22)       (0.13)       (0.08)
  Distributions from net realized gains                   --     (9.86)      (2.64)          --        (0.05)
                                                    --------   -------     -------     --------     --------
      Total dividends and distributions                (0.01)    (9.89)      (2.86)       (0.13)       (0.13)
                                                    --------   -------     -------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $   0.76   $  0.85     $ 11.01     $  13.32     $  11.53
                                                    ========   =======     =======     ========     ========

      Total return(2)                                  (9.68)%   (4.34)%      5.59%       16.82%        9.76%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $ 32,099   $ 3,005     $ 3,112     $ 36,332     $ 58,910
    Ratio of expenses to average net assets             0.75%     0.75%(3)    0.77%(3)     0.76%(3)     0.75%(3)
    Ratio of net investment income to average
      net assets                                        0.85%     1.16%       1.28%        1.01%        1.27%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements              0.63%     2.17%       1.36%        0.39%        0.44%
  Portfolio turnover rate                                 72%       45%        218%          79%          71%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangement resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was .75% for each of the years ending October 31, 2001, 2000, 1999, and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL CAP GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                     FOR THE YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------
                                                      2002        2001          2000           1999         1998
                                                    --------   ---------     ----------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period              $   8.13   $   22.50     $    17.89     $   12.89     $   15.89
                                                    --------   ---------     ----------     ---------     ---------

INVESTMENT OPERATIONS
  Net investment loss                                  (0.09)      (0.08)         (0.15)        (0.12)        (0.08)
  Net gain (loss) on investments
    (both realized and unrealized)                     (1.60)      (5.27)          5.98          5.12         (2.92)
                                                    --------   ---------     ----------     ---------     ---------
      Total from investment operations                 (1.69)      (5.35)          5.83          5.00         (3.00)
                                                    --------   ---------     ----------     ---------     ---------

LESS DISTRIBUTIONS
  Distributions from net realized gains                   --       (9.02)         (1.22)           --            --
                                                    --------   ---------     ----------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                      $   6.44   $    8.13     $    22.50     $   17.89     $   12.89
                                                    ========   =========     ==========     =========     =========
      Total return(1)                                 (20.79)%    (37.01)%        33.05%        38.79%       (18.88)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $ 47,778   $ 119,838     $  274,009     $ 236,679     $ 194,164
    Ratio of expenses to average net assets             0.99%       0.99%(2)       1.01%(2)      1.00%(2)      0.99%(2)
    Ratio of net investment loss to average
      net assets                                       (0.84)%     (0.68)%        (0.57)%       (0.68)%       (0.54)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements              0.29%       0.20%          0.16%         0.19%         0.18%
  Portfolio turnover rate                                 70%         80%            88%          108%           73%

----------
(1) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998 respectively. The Portfolio's operating expense ratio after reflecting these arrangements was .99% for each of the years ending October 31, 2001, 2000, 1999, and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SELECT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout The Period)

                                                                   FOR THE
                                                                PERIOD ENDED
                                                             OCTOBER 31, 2002(1)
                                                             -------------------
PER SHARE DATA
  Net asset value, beginning of period                       $             10.00
                                                             -------------------

INVESTMENT OPERATIONS
  Net investment income                                                     0.01
  Net loss on investments
    (both realized and unrealized)                                         (2.14)
                                                             -------------------
      Total from investment operations                                     (2.13)
                                                             -------------------
NET ASSET VALUE, END OF PERIOD                               $              7.87
                                                             ===================

      Total return(2)                                                     (21.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                   $            11,727
    Ratio of expenses to average net assets(3)                              0.75%
    Ratio of net investment income to average net assets(3)                 0.56%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(3)                               1.74%
  Portfolio turnover rate                                                     79%

----------
(1)  For the period January 31, 2002 (inception date) through October 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total return would have been lower. Total return is not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- CAPITAL APPRECIATION PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout The Period)

                                                                   FOR THE
                                                                PERIOD ENDED
                                                             OCTOBER 31, 2002(1)
                                                             -------------------
PER SHARE DATA
  Net asset value, beginning of period                       $             10.00
                                                             -------------------
INVESTMENT OPERATIONS
  Net investment income                                                     0.00(2)
  Net loss on investments
    (both realized and unrealized)                                         (2.63)
                                                             -------------------
      Total from investment operations                                     (2.63)
                                                             -------------------
NET ASSET VALUE, END OF PERIOD                               $              7.37
                                                             ===================

      Total return(3)                                                     (26.30)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                   $             9,311
    Ratio of expenses to average net assets(4)                              0.75%
    Ratio of net investment loss to average net assets(4)                  (0.07)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(4)                               0.76%
  Portfolio turnover rate                                                     56%

----------
(1)  For the period January 31, 2002 (inception date) through October 31, 2002.

(2)  Total is less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total return would have been lower. Total return is not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- INVESTMENT GRADE
FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout The Period)

                                                                 FOR THE
                                                              PERIOD ENDED
                                                         OCTOBER 31, 2002(1),(2)
                                                         -----------------------
PER SHARE DATA
  Net asset value, beginning of period                   $                 10.00
                                                         -----------------------

INVESTMENT OPERATIONS
  Net investment income                                                     0.17
  Net gain on investments
    (both realized and unrealized)                                          0.24
                                                         -----------------------
      Total from investment operations                                      0.41
                                                         -----------------------

LESS DIVIDENDS
  Distributions from investment income                                     (0.17)
                                                         -----------------------
NET ASSET VALUE, END OF PERIOD                           $                 10.24
                                                         =======================

      Total return(3)                                                       4.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $                16,562
    Ratio of expenses to average net assets(4)                              0.40%
    Ratio of net investment income to average
      net assets(4)                                                         3.27%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(4)                               1.05%
  Portfolio turnover rate                                                    172%

----------
(1)  For the period May 1, 2002 (inception date) through October 31, 2002.

(2) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share on net investment income and net realized and unrealized gains and losses and 0.01% for the ratio of net investment income to average net assets for the year ended October 31, 2002. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total return would have been lower. Total return is not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and currently offers six managed investment funds, of which five are contained in this report. The Large Cap Value Portfolio ("Large Cap Value") and the Capital Appreciation Portfolio ("Capital Appreciation") are classified as diversified, the Small Cap Growth Portfolio ("Small Cap Growth"), the Select Equity Portfolio ("Select Equity") and the Investment Grade Fixed Income Portfolio ("Investment Grade Fixed Income") are classified as non-diversified (each a "Portfolio" and collectively, the "Portfolios"). The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

   Investment objectives for each Portfolio are as follows: Large Cap Value and Investment Grade Fixed Income seek total return; Small Cap Growth seeks capital growth; and Capital Appreciation and Select Equity seek long term capital appreciation.

   A) SECURITY VALUATION -- The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Each Portfolio's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are value at fair value as determined in good faith by or under the direction of the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolios do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolios isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

Effective November 1, 2001, Investment Grade Fixed Income adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to classify gains and losses on paydowns of mortgage- and asset-backed securities, previously included in realized gain and losses as a component of interest income. The effect of this change for the period ended October 31, 2002, to the Portfolio was to decrease net investment income by $521 and to increase net realized gains by $521. These reclassifications had no impact on net assets and the financial highlights for all prior periods shown have not been restated to reflect this change.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for Large Cap Value, Capital Appreciation, Small Cap Growth, and Select Equity. Dividends from net investment income are declared and paid monthly for Investment Grade Fixed Income. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolios, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Portfolios' custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Portfolios' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   I) FUTURES -- The Portfolios may enter into futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a futures contract, a Portfolio is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolios could lose more than the original margin deposit and subsequent payments required for a futures transaction.

At October 31, 2002, Investment Grade Fixed Income Portfolio had the following open futures contracts:

                                                                                UNREALIZED
                         NUMBER OF   EXPIRATION    CONTRACT       CONTRACT     APPRECIATION/
FUTURES CONTRACTS        CONTRACTS      DATE        AMOUNT         VALUE      (DEPRECIATION)
----------------------   ---------   ----------   -----------   -----------   --------------
U.S. Treasury
  2 Year Notes Futures      11        12/30/02    $ 2,346,160   $ 2,366,891   $       20,731
U.S. Treasury
  Bonds Futures             (1)       12/20/02       (110,275)     (110,656)            (381)
U.S. Treasury
  5 Year Notes Futures      (5)       12/19/02       (564,079)     (568,672)          (4,593)
                                                  -----------   -----------   --------------
                                                  $ 1,671,806   $ 1,687,563   $       15,757
                                                  ===========   ===========   ==============

   J) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Portfolios in connection with securities lending activity is invested in the AIM Institutional Portfolios -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolios had no securities out on loan during the year ended October 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, is engaged by the Portfolios to act as the Portfolios' securities lending agent. CSFB has agreed to charge fees to the Portfolios for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   K) OTHER -- The Portfolios may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or gains are earned.

   Each Portfolio may invest up to 15% of their net assets, except Small Cap Growth and Capital Appreciation which each may invest up to 10% of their total assets, in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolios. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Portfolio's average daily net assets:

        PORTFOLIO                                      ANNUAL RATE
        ---------                                      -----------
        Large Cap Value                      0.75% of average daily net assets
        Small Cap Growth                     0.90% of average daily net assets
        Select Equity                        0.50% of average daily net assets
        Capital Appreciation                 0.50% of average daily net assets
        Investment Grade Fixed Income        0.30% of average daily net assets

   For the year ended October 31, 2002 investment advisory fees earned and voluntarily waived, and expenses reimbursed for each of the Portfolios were as follows:

                               GROSS                    NET
                              ADVISORY                ADVISORY      EXPENSE
      PORTFOLIO                 FEE       WAIVER        FEE      REIMBURSEMENT
      --------------------   ---------   ---------   ---------   -------------
      Large Cap Value        $ 192,142   $ 161,840   $  30,302   $          --
      Small Cap Growth         736,541     239,101     497,440              --
      Select Equity             16,925      16,925          --          40,871
      Capital Appreciation      37,303      37,303          --          16,515
      Investment Grade
        Fixed Income            19,813      19,813          --          50,184

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Portfolios. At its meeting held on February 12, 2002 the Board of Directors approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective July 1, 2002 for the Select Equity and Capital Appreciation Portfolios and August 1, 2002 for the Large Cap Value and Small Cap Growth Portfolios.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Portfolio's average daily net assets.

   For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were as follows:

        PORTFOLIO                              CO-ADMINISTRATION FEE
        ---------                              ---------------------
        Large Cap Value                              $ 25,619
        Small Cap Growth                               81,838
        Select Equity                                   3,385
        Capital Appreciation                            7,461
        Investment Grade Fixed Income                   6,604

   For its co-administrative services, PFPC was entitled to receive a fee from each Portfolio excluding Investment Grade Fixed Income, exclusive of out-of-pocket expenses, based on the following fee structure:

        AVERAGE DAILY NET ASSETS                       ANNUAL RATE
        ------------------------                       -----------
        First $500 million                  .075% of average daily net assets
        Next $1 billion                     .065% of average daily net assets
        Over $1.5 billion                   .055% of average daily net assets

   For the period November 1, 2001 through June 30, 2002, for the Select Equity and Capital Appreciation Portfolios, and for the period November 1, 2001 through July 31, 2002, for the Large Cap Value and Small Cap Growth Portfolios, co-administrative services fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                       GROSS                             NET
        PORTFOLIO              CO-ADMINISTRATION FEE   WAIVER   CO-ADMINISTRATION FEE
        ---------              ---------------------   ------   ---------------------
        Large Cap Value             $ 12,990             (785)        $ 12,205
        Small Cap Growth              56,711               --           56,711
        Select Equity                  2,164           (1,329)             835
        Capital Appreciation           4,289           (3,279)           1,010

   For its co-administrative services SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Portfolios co-administered by SSB and allocated based upon relative average net assets of each Portfolio.

        AVERAGE DAILY NET ASSETS                       ANNUAL RATE
        ------------------------                       -----------
        First $5 billion                    .050% of average daily net assets
        Next $5 billion                     .035% of average daily net assets
        Over $10 billion                    .020% of average daily net assets

   For the period May 1, 2002 through October 31, 2002 for the Investment Grade Fixed Income Portfolio, for the period July 1, 2002 through October 31, 2002, for the Select Equity and the Capital Appreciation Portfolios, and for the period August 1, 2002 through October 31, 2002 for the Large Cap Value and Small Cap Growth Portfolios, co-administrative service fees earned by SSB (including out-of-pocket fees) were as follows:

        PORTFOLIO                                CO-ADMINISTRATION FEE
        ---------                                ---------------------
        Large Cap Value                               $  8,602
        Small Cap Growth                                 7,711
        Select Equity                                    1,949
        Capital Appreciation                             2,583
        Investment Grade Fixed Income                   10,571

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Portfolios, and receive compensation for these services from CSAMSI. CSAMSI is then reimbursed by the Portfolios. For the year ended October 31, 2002, CSAMSI did not receive any reimbursement under this arrangement.

   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Portfolios that it did not retain any amount from commissions earned on the sale of the Portfolios' shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolios to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid for its services by the Portfolios as follows:

        PORTFOLIO                                     AMOUNT
        ---------                                     ------
        Large Cap Value                              $  4,315
        Small Cap Growth                               21,576
        Select Equity                                   3,754
        Capital Appreciation                            3,754
        Investment Grade Fixed Income                      41

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Portfolios, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, there were no loans outstanding for any of the Portfolios either under the New Credit Facility or the Prior Credit Facility.

   During the year ended October 31, 2002, the following Portfolios had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:

                                           WEIGHTED
                                            AVERAGE     MAXIMUM
                           AVERAGE DAILY   INTEREST    DAILY LOAN
        PORTFOLIO           LOAN BALANCE     RATE%    OUTSTANDING
        ---------          -------------   --------   -----------
        Small Cap Growth   $   2,303,000     2.969%   $ 2,303,000
        Select Equity             60,200     2.250%        62,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) and U.S. government and agency obligations were as follows:

                                                INVESTMENTS                 U.S. GOVERNMENT
                                        ----------------------------   -------------------------
        PORTFOLIO                         PURCHASES        SALES        PURCHASES       SALES
        ---------                       ------------   -------------   -----------   -----------
        Large Cap Value                 $ 55,447,173   $  17,456,155   $        --   $        --
        Small Cap Growth                  54,321,227     131,304,838            --            --
        Select Equity                     15,957,238       3,566,238            --            --
        Capital Appreciation              17,445,325       5,184,836            --            --
        Investment Grade Fixed Income     35,181,932      22,711,122     5,829,601     9,589,336

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue up to sixteen billion full and fractional shares of common stock of separate series having a $.001 par value per share. Shares of seven series have been classified, five of which constitute the interest in the Portfolios. Transactions in shares of each Portfolio were as follows:

                                            LARGE CAP VALUE PORTFOLIO
                                  ----------------------------------------------
                                  FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                   OCTOBER 31, 2002            OCTOBER 31, 2001
                                  ----------------------------------------------
Shares sold                           49,010,573                  1,265,953
Shares issued in
  reinvestment of distributions           35,766                  3,102,213
Shares redeemed                      (10,286,028)                (1,106,827)
                                     -----------                 ----------
Net increase                          38,760,311                  3,261,339
                                     ===========                 ==========

                                           SMALL CAP GROWTH PORTFOLIO
                                  ----------------------------------------------
                                  FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                   OCTOBER 31, 2002            OCTOBER 31, 2001
                                  ----------------------------------------------
Shares sold                            1,843,056                  1,921,898
Shares issued in
  reinvestment of distributions               --                  8,411,325
Shares redeemed                       (9,175,441)                (7,761,019)
                                      ----------                 ----------
Net increase (decrease)               (7,332,385)                 2,572,204
                                      ==========                 ==========

                                             SELECT EQUITY PORTFOLIO
                                             -----------------------
                                               FOR THE YEAR ENDED
                                               OCTOBER 31, 2002(1)
                                             -----------------------
Shares sold                                         1,616,060
Shares redeemed                                      (126,613)
                                                    ---------
Net increase                                        1,489,447
                                                    =========

                                         CAPITAL APPRECIATION PORTFOLIO
                                         ------------------------------
                                               FOR THE YEAR ENDED
                                               OCTOBER 31, 2002(1)
                                         ------------------------------
Shares sold                                         1,813,764
Shares redeemed                                      (551,134)
                                                    ---------
Net increase                                        1,262,630
                                                    =========

                                       55

                                             INVESTMENT GRADE FIXED
                                                INCOME PORTFOLIO
                                             -----------------------
                                               FOR THE YEAR ENDED
                                               OCTOBER 31, 2002(2)
                                             -----------------------
Shares sold                                         1,630,312
Shares issued in
  reinvestment of distributions                        21,463
Shares redeemed                                       (34,342)
                                                    ---------
Net increase                                        1,617,433
                                                    =========

----------
(1) For the period January 31, 2002 (inception date) through October 31, 2002.
(2) For the period May 1, 2002 (inception date) through October 31, 2002.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares were as follows:

                                          NUMBER OF     APPROXIMATE PERCENTAGE
        PORTFOLIO                       SHAREHOLDERS    OF OUTSTANDING SHARES
        ---------                       ------------    ----------------------
        Large Cap Value                       2                 98%
        Small Cap Growth                      8                 84%
        Select Equity                         7                 96%
        Capital Appreciation                  3                 99%
        Investment Grade Fixed Income         3                 99%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. RESTRICTED SECURITIES

   Certain of the Small Cap Growth Portfolio's investments are restricted as to resale and are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. The table below shows the acquisition dates, aggregate costs, fair value as of October 31, 2002, and percent of net assets which the securities comprise.

                                                                                PERCENTAGE
 SECURITY            SECURITY     NUMBER    ACQUISITION                FAIR       OF NET
DESCRIPTION            TYPE     OF SHARES      DATES        COST       VALUE      ASSETS
-----------------   ---------   ---------   -----------   ---------   -------   ----------
Planetweb, Inc.     Pfd Stock     165,400        9/8/00     898,389    64,506         0.14%
Prescient Systems   Pfd Stock      28,379       2/23/98   2,007,386    77,759         0.16%
                                ---------                 ---------   -------   ----------
                                  193,779                 2,905,775   142,265         0.30%
                                =========                 =========   =======   ==========

NOTE 7. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales, paydowns and excise tax regulations.

   The tax character of dividends and distributions paid during the period ended October 31, for the Portfolios were as follows:

                                    ORDINARY INCOME        LONG-TERM CAPITAL GAIN
                                ------------------------   ----------------------
PORTFOLIO                          2002         2001        2002         2001
                                ---------   ------------   ------   -------------
Large Cap Value                 $  32,547   $     97,752   $   --   $   2,689,717
Small Cap Growth                       --     57,244,751       --      51,573,337
Investment Grade Fixed Income     217,686             --       --              --

   At October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                     INVESTMENT
                            LARGE CAP      SMALL CAP       SELECT       CAPITAL      GRADE FIXED
                              VALUE         GROWTH         EQUITY     APPRECIATION     INCOME
                          ------------   -------------   ----------   ------------   -----------
Undistributed
ordinary income           $    213,130   $          --   $   19,137   $         --   $   199,265
Accumulated
realized gain (loss)         2,329,902     (49,865,753)    (367,021)    (1,485,749)       16,809
Unrealized appreciation
(depreciation)              (6,500,727)    (12,674,711)    (563,052)    (1,889,277)      217,134
                          ------------   -------------   ----------   ------------   -----------
                            (3,957,695)    (62,540,464)    (910,936)    (3,375,026)      433,208
                          ============   =============   ==========   ============   ===========

   At October 31, 2002, the Portfolios had capital loss carryovers available to offset possible future capital gains as follows:

   PORTFOLIO                   EXPIRES OCTOBER 31,
   ---------              ---------------------------
                             2009             2010
                          ------------   ------------
   Large Cap Value              3,303      2,326,599
   Small Cap Growth        37,489,512     12,376,241
   Select Equity                   --        367,021
   Capital Appreciation            --      1,485,749

   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                                  GROSS           GROSS        NET UNREALIZED
                                 IDENTIFIED     UNREALIZED      UNREALIZED      APPRECIATION/
        PORTFOLIO                   COST       APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
        ---------              -------------   ------------   --------------   --------------
        Large Cap Value        $  38,205,576   $    227,143   $   (6,727,870)  $   (6,500,727)
        Small Cap Growth          61,216,884      6,439,255      (19,113,966)     (12,674,711)
        Select Equity             12,391,981        171,297         (734,349)        (563,052)
        Capital Appreciation      11,138,740        147,804       (2,037,081)      (1,889,277)
        Investment Grade
          Fixed Income            22,081,111        339,202         (122,068)         217,134

   At October 31, 2002, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments, and paid-in Capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and paydowns. Net assets were not affected by these reclassifications:

                                                                         ACCUMULATED NET
                                                                          REALIZED GAIN
                                         PAID-IN    UNDISTRIBUTED NET       (LOSS) ON
        PORTFOLIO                        CAPITAL    INVESTMENT INCOME      INVESTMENTS
        ---------                       ---------  -------------------  -----------------
        Large Cap Value                       --            294               (294)
        Small Cap Growth                (687,873)       687,862                  1
        Capital Appreciation              (5,054)         5,054                 --
        Investment Grade Fixed Income         --            521               (521)

CREDIT SUISSE INSTITUTIONAL FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors Credit Suisse Institutional Fund, Inc. and Shareholders of
   Credit Suisse Institutional Fund, Inc. -- Large Cap Value Portfolio; Credit Suisse Institutional Fund, Inc. -- Small Cap Growth Portfolio; Credit Suisse Institutional Fund, Inc. -- Select Equity Portfolio;
   Credit Suisse Institutional Fund, Inc. -- Capital Appreciation Portfolio; Credit Suisse Institutional Fund, Inc. -- Investment Grade Fixed Income
     Portfolio:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional Fund, Inc. -- Large Cap Value Portfolio, Credit Suisse Institutional Fund, Inc. -- Small Cap Growth Portfolio, Credit Suisse Institutional Fund, Inc. -- Select Equity Portfolio, Credit Suisse Institutional Fund, Inc. -- Capital Appreciation Portfolio and Credit Suisse Institutional Fund, Inc. -- Investment Grade Fixed Income Portfolio (hereafter referred to as the "Funds") at October 31, 2002, the results of each of their operations for the year (or period) then ended, the changes in each of their net assets for the year (or period) then ended, the changes in each of their net assets for each of the two years (or periods) in the period then ended and the financial highlights for each of the years (or period) presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE INSTITUTIONAL FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                              TERM                                        NUMBER OF
                                              OF OFFICE(1)                                PORTFOLIOS IN
                                              AND                                         FUND
                                POSITION(S)   LENGTH         PRINCIPAL                    COMPLEX         OTHER
                                HELD WITH     OF TIME        OCCUPATION(S) DURING         OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUNDS         SERVED         PAST FIVE YEARS              DIRECTOR        HELD BY DIRECTOR
---------------------           -----------   ------------   --------------------         -------------   ----------------
INDEPENDENT DIRECTORS

Richard H. Francis              Director      Since          Currently retired;           53              Director of
c/o Credit Suisse               and           1999           Executive Vice                               The Indonesia
Asset Management, LLC.          Audit                        President and                                Fund, Inc.
466 Lexington Avenue            Committee                    Chief Financial
New York, New York              Member                       Officer of Pan Am
10017-3147                                                   Corporation and
                                                             Pan American
Age: 70                                                      World Airways,
                                                             Inc. from 1988 to
                                                             1991

Jack W. Fritz                   Director      Since          Private investor;            52              Director of
2425 North Fish Creek Road      and           Fund           Consultant and                               Advo, Inc.
P.O. Box 1287                   Audit         Inception      Director of Fritz                            (direct mail
Wilson, Wyoming 83014           Committee                    Broadcasting, Inc.                           advertising)
                                Member                       and Fritz
Age: 75                                                      Communications
                                                             (developers and
                                                             operators of radio
                                                             stations) since 1987

Jeffrey E. Garten               Director      Since          Dean of Yale                 52              Director of
Box 208200                      and           Fund           School of                                    Aetna, Inc.;
New Haven, Connecticut          Audit         Inception      Management and                               Director of
06520-8200                      Committee                    William S. Beinecke                          Calpine Energy
                                Member                       Professor in the                             Corporation;
Age: 56                                                      Practice of                                  Director of
                                                             International                                CarMax Group
                                                             Trade and Finance;                           (used car
                                                             Undersecretary of                            dealers)
                                                             Commerce for
                                                             International Trade
                                                             from November 1993
                                                             to October 1995;
                                                             Professor at
                                                             Columbia University
                                                             from September 1992
                                                             to November 1993
----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                       60

                                              TERM                                        NUMBER OF
                                              OF OFFICE(1)                                PORTFOLIOS IN
                                              AND                                         FUND
                                POSITION(S)   LENGTH         PRINCIPAL                    COMPLEX         OTHER
                                HELD WITH     OF TIME        OCCUPATION(S) DURING         OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUNDS         SERVED         PAST FIVE YEARS              DIRECTOR        HELD BY DIRECTOR
---------------------           -----------   ------------   --------------------         -------------   ----------------
INDEPENDENT DIRECTORS--
  (CONTINUED)

Peter F. Krogh                  Director      Since          Dean Emeritus and            52              Member of
301 ICC                         and           2001           Distinguished Professor                      the Board of
Georgetown University           Audit                        of International                             The Carlisle
Washington, DC 20057            Committee                    Affairs at the Edmund                        Companies Inc.;
                                Member                       A. Walsh School of                           Member of
Age: 65                                                      Foreign Service,                             Selection
                                                             Georgetown University;                       Committee
                                                             Moderator of PBS                             for Truman
                                                             Foreign affairs                              Scholars and
                                                             television                                   Henry Luce
                                                             Series                                       Scholars; Senior
                                                                                                          Associate of
                                                                                                          Center for
                                                                                                          Strategic and
                                                                                                          International
                                                                                                          Studies; Trustee
                                                                                                          of numerous
                                                                                                          world affairs
                                                                                                          organizations

James S. Pasman, Jr.            Director      Since          Currently retired;           54              Director of
c/o Credit Suisse               and           1999           President and Chief                          Education
Asset Management, LLC.          Audit                        Operating Officer of                         Management
466 Lexington Avenue            Committee                    National InterGroup,                         Corp.; Director of
New York, New York              Member                       Inc. from April 1989                         Credit Suisse
10017-3147                                                   to March 1991;                               Asset
                                                             Chairman of Permian                          Management
Age: 71                                                      Oil Co. from April                           Income Fund,
                                                             1989 to March 1991                           Inc.; Trustee of
                                                                                                          Credit Suisse
                                                                                                          High Yield Bond
                                                                                                          Fund;

                                       61

                                              TERM                                        NUMBER OF
                                              OF OFFICE(1)                                PORTFOLIOS IN
                                              AND                                         FUND
                                POSITION(S)   LENGTH         PRINCIPAL                    COMPLEX         OTHER
                                HELD WITH     OF TIME        OCCUPATION(S) DURING         OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUNDS         SERVED         PAST FIVE YEARS              DIRECTOR        HELD BY DIRECTOR
--------------------------      -----------   ------------   --------------------------   -------------   ------------------
INDEPENDENT DIRECTORS--
  (CONTINUED)

Steven N. Rappaport             Director      Since          Partner Lehigh Court,        53              Director of
Lehigh Court, LLC               and           1999           LLC since July 2002;                         The First Israel
40 East 52nd Street             Audit                        Partner of Lehigh                            Fund, Inc.
New York, New York              Committee                    Court, LLC since
10022                           Chairman                     July 2002; President
                                                             of Sunguard Securities
Age: 54                                                      Finance, Inc. from
                                                             2001 through July
                                                             2002; President of
                                                             Loanet, Inc. (on-line
                                                             accounting service)
                                                             From 1995 to 2001;
                                                             Director, President,
                                                             North American
                                                             Operations, and former
                                                             Executive Vice President
                                                             from 1992 to 1993
                                                             of Worldwide Operations
                                                             of Metallurg Inc.
                                                             (manufacturer of
                                                             specialty metals and
                                                             alloys);  Executive Vice
                                                             President, Telerate, Inc.
                                                             (provider of real-time
                                                             information to the
                                                             capital markets) from
                                                             1987 to 1992;  Partner
                                                             in the law firm of
                                                             Hartman & Craven
                                                             until 1987

                                       62

                                              TERM                                        NUMBER OF
                                              OF OFFICE(1)                                PORTFOLIOS IN
                                              AND                                         FUND
                                POSITION(S)   LENGTH         PRINCIPAL                    COMPLEX         OTHER
                                HELD WITH     OF TIME        OCCUPATION(S) DURING         OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUNDS         SERVED         PAST FIVE YEARS              DIRECTOR        HELD BY DIRECTOR
---------------------           -----------   ------------   --------------------         -------------   ----------------
INTERESTED DIRECTOR

William W. Priest(2)            Director      Since          Senior Partner and           59              Director of The
Steinberg Priest & Sloane                     1999           Fund Manager,                                Brazilian Equity
Capital Management                                           Steinberg Priest &                           Fund, Inc.; The
12 East 49th Street                                          Sloane Capital                               Chile Fund, Inc.;
12th Floor                                                   Management since                             The Emerging
New York, New York                                           March 2001; Chairman                         Markets
10017                                                        and Managing Director                        Telecommunications
                                                             of CSAM from 2000 to                         Fund, Inc.; The
Age: 61                                                      February 2001, Chief                         First Israel Fund,
                                                             Executive Officer and                        Inc.; The Latin
                                                             Managing Director of                         America Equity
                                                             CSAM from 1990 to                            Fund, Inc.; The
                                                             2000                                         Indonesia Fund,
                                                                                                          Inc.;  and Credit
                                                                                                          Suisse Asset
                                                                                                          Management
                                                                                                          Income Fund, Inc.
------------------
(2) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February
    2001.

                                       63

                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                                POSITION(S)      LENGTH
                                HELD WITH        OF TIME        PRINCIPAL HELD WITH OF TIME OCCUPATION(S) DURING
NAME, ADDRESS AND AGE           FUNDS            SERVED         PAST FIVE YEARS
---------------------           -----------      ------------   ------------------------------------------------
OFFICERS

Laurence R. Smith               Chairman         Since          Managing Director and Global Chief Investment Officer of
Credit Suisse Asset                              2002           CSAM; Associated with JP Morgan Investment Management from
Management, LLC                                                 1981 to 1999; Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3147

Age: 44

Hal Liebes, Esq.                Vice President   Since          Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset             and Secretary    1999           Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                                 Associated with CSAM from 1995 to 1996; Associated with CS
466 Lexington Avenue                                            First Boston Investment Management from 1994 to 1995;
New York, New York                                              Associated with Division of Enforcement, U.S. Securities and
10017-3147                                                      Exchange Commission from 1991 to 1994; Officer of other
                                                                Credit Suisse Funds

Age: 38

Michael A. Pignataro            Treasurer        Since          Director and Director of Fund Administration of CSAM;
Credit Suisse Asset             and Chief        1999           Associated with CSAM since 1984; Officer of other Credit
Management, LLC                 Financial                       Suisse Funds
466 Lexington Avenue            Officer
New York, New York
10017-3147

Age: 43

Gregory N. Bressler, Esq.       Assistant        Since          Vice President and Legal Counsel of CSAM since January 2000;
Credit Suisse Asset             Secretary        2000           Associated with the law firm of Swidler Berlin Shereff
Management, LLC                                                 Friedman LLP from 1996 to 2000; Officer of other Credit
466 Lexington Avenue                                            Suisse Funds
New York, New York
10017-3147

Age: 36

                                       64

                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                                POSITION(S)      LENGTH
                                HELD WITH        OF TIME        PRINCIPAL HELD WITH OF TIME OCCUPATION(S) DURING
NAME, ADDRESS AND AGE           FUNDS            SERVED         PAST FIVE YEARS
---------------------           -----------      ------------   ------------------------------------------------
OFFICERS--(CONTINUED)

Kimiko T. Fields, Esq.          Assistant        Since          Assistant Vice President and Legal Counsel of CSAM since
Credit Suisse Asset             Secretary        2002           December 2000; Assistant Vice President, Institutional
Management, LLC                                                 Marketing Department, CSAM, from January 2000 to December
466 Lexington Avenue                                            2000; Marketing Associate, International Equity Department,
New York, New York                                              Warburg Pincus Asset Management, Inc. from January of 1998
10017-3147                                                      to January 2000; self-employed author and consultant, from
                                                                January 1996 to December 1997; Officer of other Credit
Age: 38                                                         Suisse Funds

Rocco A. DelGuercio             Assistant        Since          Vice President and Administrative Officer of CSAM;
Credit Suisse Asset             Treasurer        1999           Associated with CSAM since June 1996; Assistant Treasurer,
Management, LLC                                                 Bankers Trust Corp. - Fund Administration from March 1994 to
466 Lexington Avenue                                            June 1996; Mutual Fund Accounting Supervisor, Dreyfus
New York, New York                                              Corporation from April 1987 to March 1994; Officer of other
10017-3147                                                      Credit Suisse Funds

Age: 39

Joseph Parascondola             Assistant        Since          Assistant Vice President - Fund Administration of CSAM since
Credit Suisse Asset             Treasurer        2000           April 2000; Assistant Vice President, Deutsche Asset
Management, LLC                                                 Management from January 1999 to April 2000; Assistant Vice
466 Lexington Avenue                                            President, Weiss, Peck & Greer LLC from November 1995 to
New York, New York                                              December 1998; Officer of other Credit Suisse Funds
10017-3147

Age: 39

Robert M. Rizza                 Assistant        Since          Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset             Treasurer        2002           Administrative Officer of CSAM from March 1998 to December
Management, LLC                                                 2000; Assistant Treasurer of Bankers Trust Co. from April
466 Lexington Avenue                                            1994 to March 1998; Officer of other Credit Suisse Funds
New York, New York
10017-3147

Age: 37

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2002

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate shareholders should note for the year ended October 31, 2002, the percentage of the Large Cap Value Portfolio's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 19.83%.

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-222-8977 -

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSILC-2-1002